UNITED STATES SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number:	(811-07513)

Exact name of registrant as specified in charter:	Putnam Funds Trust

Address of principal executive offices:	One Post Office Square, Boston, Massachusetts 02109

Name and address of agent for service:	Robert T. Burns, Vice President One Post Office Square Boston, Massachusetts 02109

Copy to:	Bryan Chegwidden, Esq. Ropes & Gray LLP 1211 Avenue of the Americas New York, New York 10036

Registrant's telephone number, including area code:	(617) 292-1000

Date of fiscal year end:	October 31, 2018

Date of reporting period:	January 31, 2018

Item 1. Schedule of Investments:

Putnam Absolute Return 500 Fund

The fund's portfolio
1/31/18 (Unaudited)

U.S. GOVERNMENT AND AGENCY MORTGAGE OBLIGATIONS (15.7%)(a)
		Principal amount	Value

U.S. Government Guaranteed Mortgage Obligations (0.9%)

Government National Mortgage Association Pass-Through Certificates
4.50%, TBA, 2/1/48		$6,000,000	$6,269,063
4.00%, TBA, 2/1/48		2,000,000	2,069,375

			8,338,438
U.S. Government Agency Mortgage Obligations (14.8%)

Federal Home Loan Mortgage Corporation Pass-Through Certificates
3.50%, 8/1/43		633,756	644,723
3.00%, 3/1/43		596,381	587,692

Federal National Mortgage Association Pass-Through Certificates
5.50%, TBA, 3/1/48		2,000,000	2,172,031
5.50%, TBA, 2/1/48		2,000,000	2,173,750
5.50%, 1/1/38		536,722	591,227
4.50%, TBA, 1/1/48		2,000,000	2,110,078
4.00%, TBA, 3/1/48		5,000,000	5,155,613
4.00%, TBA, 2/1/48		5,000,000	5,164,402
3.50%, 6/1/56		918,951	930,941
3.50%, TBA, 3/1/48		37,000,000	37,282,906
3.50%, TBA, 2/1/48		37,000,000	37,346,501
3.50%, 7/1/43		636,360	645,955
3.00%, TBA, 2/1/48		14,000,000	13,722,187
2.50%, TBA, 3/1/48		15,000,000	14,131,641
2.50%, TBA, 2/1/48		15,000,000	14,150,391

			136,810,038

Total U.S. government and agency mortgage obligations (cost $146,261,965)			$145,148,476

U.S. TREASURY OBLIGATIONS (—%)(a)
		Principal amount	Value

U.S. Treasury Notes 2.125%, 8/15/21(i)		$152,000	$152,146

Total U.S. treasury obligations (cost $152,146)			$152,146

COMMON STOCKS (14.8%)(a)
		Shares	Value

Basic materials (1.4%)

Anhui Conch Cement Co., Ltd. (China)		409,500	$2,256,198

Kumba Iron Ore, Ltd. (South Africa)		43,693	1,324,557

Lotte Chemical Corp. (South Korea)		5,386	2,118,387

PTT Global Chemical PCL (Thailand)		834,500	2,564,515

Sappi, Ltd. (South Africa)		179,062	1,290,108

Siam Cement PCL (The) (Thailand)		139,850	2,196,877

Sinopec Shanghai Petrochemical Co., Ltd. (China)		2,422,000	1,483,050

			13,233,692
Capital goods (0.4%)

China Railway Group, Ltd. (China)		2,439,000	1,873,839

United Tractors Tbk PT (Indonesia)		666,200	1,935,630

			3,809,469
Communication services (1.6%)

China Mobile, Ltd. (China)		43,000	454,041

China Telecom Corp., Ltd. (China)		1,386,000	685,678

DISH Network Corp. Class A(NON)		169,679	7,957,945

LG Uplus Corp. (South Korea)		113,590	1,521,128

SK Telecom Co., Ltd. (South Korea)		8,559	2,128,028

Telekomunikasi Indonesia Persero Tbk PT (Indonesia)		7,127,600	2,124,146

			14,870,966
Consumer cyclicals (1.9%)

Barloworld, Ltd. (South Africa)		84,913	1,209,802

Caesars Entertainment Corp.(NON)		3,900	54,405

China Dongxiang Group Co., Ltd. (China)		1,528,000	310,575

Dongfeng Motor Group Co., Ltd. (China)		960,000	1,254,204

Ford Otomotiv Sanayi AS (Turkey)		73,207	1,169,254

Geely Automobile Holdings, Ltd. (China)		384,000	1,229,660

Haier Electronics Group Co., Ltd. (China)		106,000	363,151

Imperial Holdings, Ltd. (South Africa)		100,239	2,403,113

Itausa - Investimentos Itau SA (Preference) (Brazil)		35,500	147,638

KOC Holding AS (Turkey)		257,638	1,255,065

Mr Price Group, Ltd. (South Africa)		70,388	1,699,354

Naspers, Ltd. Class N (South Africa)		3,579	1,021,918

President Chain Store Corp. (Taiwan)		88,000	871,078

Qualicorp SA (Brazil)		211,600	2,031,652

Smiles Fidelidade SA (Brazil)		82,700	2,132,393

			17,153,262
Consumer staples (0.4%)

Gruma SAB de CV Class B (Mexico)		25,173	301,020

Hanwha Corp. (South Korea)		34,049	1,500,216

Indofood Sukses Makmur Tbk PT (Indonesia)		2,178,400	1,260,978

Uni-President Enterprises Corp. (Taiwan)		177,000	425,109

			3,487,323
Energy (0.7%)

China Shenhua Energy Co., Ltd. (China)		510,500	1,589,062

PTT PCL (Foreign depositary shares) (Thailand)		141,400	2,221,226

SK Innovation Co., Ltd. (South Korea)		9,942	1,903,956

Thai Oil PCL (Thailand)		155,000	507,264

			6,221,508
Financials (3.8%)

Agricultural Bank of China, Ltd. (China)		4,813,000	2,953,270

Banco Santander (Brasil) S.A. (Units) (Brazil)		42,000	472,467

Bank Negara Indonesia Persero Tbk PT (Indonesia)		124,000	87,060

Bank of China, Ltd. (China)		2,731,000	1,644,329

Bank of Communications Co., Ltd. (China)		2,199,000	1,905,904

Chailease Holding Co., Ltd. (Taiwan)		471,000	1,585,325

China Cinda Asset Management Co., Ltd. (China)		3,518,000	1,488,572

China Construction Bank Corp. (China)		4,170,000	4,808,268

China Huarong Asset Management Co., Ltd. (China)		3,205,000	1,618,345

Chongqing Rural Commercial Bank Co., Ltd. (China)		1,322,000	1,198,185

Guangzhou R&F Properties Co., Ltd. (China)		516,400	1,452,296

Hyundai Marine & Fire Insurance Co., Ltd. (South Korea)		6,426	278,920

Industrial & Commercial Bank of China, Ltd. (China)		4,207,000	3,979,700

Industrial Bank of Korea (South Korea)		136,956	2,135,429

KB Financial Group, Inc. (South Korea)		3,184	200,668

Old Mutual PLC (South Africa)		652,805	2,167,057

People's Insurance Co. Group of China, Ltd. (China)		2,783,000	1,590,255

Sberbank of Russia PJSC ADR (Russia)		12,374	249,336

Shinhan Financial Group Co., Ltd. (South Korea)		21,247	1,060,510

Turkiye Garanti Bankasi AS (Turkey)		437,269	1,430,558

Turkiye Halk Bankasi AS (Turkey)		87,759	236,883

Turkiye Is Bankasi AS Class C (Turkey)		415,456	890,279

Yuanta Financial Holding Co., Ltd. (Taiwan)		3,951,000	1,897,857

			35,331,473
Health care (0.3%)

Aspen Pharmacare Holdings, Ltd. (South Africa)		61,198	1,398,442

Guangzhou Baiyunshan Pharmaceutical Holdings Co., Ltd. (China)		100,000	292,101

Hengan International Group Co., Ltd. (China)		63,500	608,809

St Shine Optical Co., Ltd. (Taiwan)		19,000	606,920

			2,906,272
Technology (3.5%)

Acer, Inc. (Taiwan)		1,141,000	1,082,454

Alibaba Group Holding, Ltd. ADR (China)(NON)(S)		16,913	3,455,157

Avaya Holdings Corp.(NON)		21,383	446,477

Changyou.com, Ltd. ADR (China)(NON)(S)		30,673	943,808

Hon Hai Precision Industry Co., Ltd. (Taiwan)		393,500	1,244,813

Pegatron Corp. (Taiwan)		424,000	1,149,268

Radiant Opto-Electronics Corp. (Taiwan)		528,000	1,340,584

Samsung Electronics Co., Ltd. (South Korea)		3,551	8,296,807

SK Hynix, Inc. (South Korea)		33,394	2,298,505

Taiwan Semiconductor Manufacturing Co., Ltd. ADR (Taiwan)(S)		67,798	3,071,927

Tencent Holdings, Ltd. (China)		99,900	5,920,454

Tripod Technology Corp. (Taiwan)		188,000	606,337

YY, Inc. ADR (China)(NON)		17,506	2,327,598

			32,184,189
Transportation (0.2%)

Aeroflot - Russian Airlines PJSC (Russia)		46,062	109,125

AirAsia Bhd (Malaysia)		1,008,500	1,071,180

MISC Bhd (Malaysia)		479,500	928,799

			2,109,104
Utilities and power (0.6%)

Cia de Saneamento Basico do Estado de Sao Paulo (Brazil)		198,700	2,268,897

Cia de Transmissao de Energia Eletrica Paulista (Preference) (Brazil)		56,900	1,201,044

Tenaga Nasional Bhd (Malaysia)		618,500	2,503,991

Texas Competitive Electric Holdings Co., LLC/TCEH Finance, Inc. (Rights)		11,847	9,478

			5,983,410

Total common stocks (cost $104,644,132)			$137,290,668

INVESTMENT COMPANIES (8.2%)(a)
		Shares	Value

Consumer Discretionary Select Sector SPDR Fund(S)		109,600	$11,815,976

Health Care Select Sector SPDR Fund		124,500	10,968,450

iShares MSCI India ETF (India)		319,924	11,917,169

Materials Select Sector SPDR Fund		169,600	10,676,320

Technology Select Sector SPDR Fund		167,000	11,431,150

Utility Select Sector SPDR Fund		367,600	18,762,304

Total investment companies (cost $69,047,987)			$75,571,369

COMMODITY LINKED NOTES (6.5%)(a)(CLN)
		Principal amount	Value

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)		$2,100,000	$2,154,151

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.11%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLCXP2KS Excess Return Strategy multiplied by 3)		4,600,000	3,718,586

Bank of America Corp. 144A sr. unsec. unsub. notes 1-month LIBOR less 0.14%, 2018 (Indexed to the BofA Merrill Lynch Commodity MLBX4SX6 Excess Return Strategy multiplied by 3)		7,500,000	8,309,966

Citigroup Global Markets Holdings Inc. sr. notes Ser. N, 1-month USD LIBOR less 0.12%, 2018 (Indexed to the Citi Commodities F3 vs F0 – 4x Leveraged CVIC4X30 Index multiplied by 3)		4,030,000	4,430,187

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)		12,240,000	14,462,784

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)		2,604,000	3,754,447

Deutsche Bank AG/London 144A sr. unsec. notes 1-month LIBOR less 0.16%, 2018 (Indexed to the S&P GSCI Total Return Index multiplied by 3)(United Kingdom)		16,309,000	16,548,632

UBS AG/London 144A sr. notes 1-month LIBOR less 0.25%, 2019 (Indexed to the UBSIF3AT Index multiplied by 3) (United Kingdom)		7,310,000	7,213,259

Total commodity Linked Notes (cost $56,693,000)			$60,592,012

MORTGAGE-BACKED SECURITIES (6.5%)(a)
		Principal amount	Value

Agency collateralized mortgage obligations (3.9%)

Federal Home Loan Mortgage Corporation
IFB Ser. 2990, Class LB (-2.556 x 1 Month US LIBOR) + 16.95%, 12.96%, 6/15/34		$66,903	$75,815
IFB Ser. 3747, Class SA, IO (-1 x 1 Month US LIBOR) + 6.50%, 4.941%, 10/15/40		1,049,555	168,377
Ser. 4122, Class TI, IO, 4.50%, 10/15/42		734,419	157,900
IFB Ser. 4073, Class AS, IO (-1 x 1 Month US LIBOR) + 6.05%, 4.491%, 8/15/38		2,864,491	227,572
IFB Ser. 3852, Class NT (-1 x 1 Month US LIBOR) + 6.00%, 4.441%, 5/15/41		1,228,587	1,165,464
Ser. 4568, Class MI, IO, 4.00%, 4/15/46		2,594,611	480,003
Ser. 4530, Class HI, IO, 4.00%, 11/15/45		2,332,067	472,243
Ser. 4389, Class IA, IO, 4.00%, 9/15/44		2,097,923	440,564
Ser. 4355, Class DI, IO, 4.00%, 3/15/44		2,082,686	330,626
Ser. 4193, Class PI, IO, 4.00%, 3/15/43		1,573,599	245,326
Ser. 4213, Class GI, IO, 4.00%, 11/15/41		574,287	82,554
Ser. 4501, Class BI, IO, 3.50%, 10/15/43		2,674,070	416,380
Ser. 4136, Class IW, IO, 3.50%, 10/15/42		1,693,039	225,091
Ser. 4097, Class PI, IO, 3.50%, 11/15/40		1,681,225	206,727
Ser. 4150, Class DI, IO, 3.00%, 1/15/43		1,360,872	175,637
Ser. 4158, Class TI, IO, 3.00%, 12/15/42		3,145,961	318,403
Ser. 4183, Class MI, IO, 3.00%, 2/15/42		1,206,128	109,999
Ser. 4206, Class IP, IO, 3.00%, 12/15/41		2,008,166	193,152
FRB Ser. 8, Class A9, IO, 0.456%, 11/15/28(WAC)		139,533	1,919
FRB Ser. 59, Class 1AX, IO, 0.278%, 10/25/43(WAC)		369,880	3,641
Ser. 48, Class A2, IO, 0.212%, 7/25/33(WAC)		586,761	4,286
Ser. 315, PO, zero %, 9/15/43		2,277,316	1,814,532
Ser. 3206, Class EO, PO, zero %, 8/15/36		22,019	19,065
Ser. 3175, Class MO, PO, zero %, 6/15/36		17,887	14,740

Federal National Mortgage Association
IFB Ser. 05-74, Class NK (-5 x 1 Month US LIBOR) + 27.50%, 19.693%, 5/25/35		41,858	52,582
IFB Ser. 11-4, Class CS (-2 x 1 Month US LIBOR) + 12.90%, 9.777%, 5/25/40		429,409	477,439
Connecticut Avenue Securities FRB Ser. 15-C01, Class 2M2, 1 Month US LIBOR + 4.55%, 6.111%, 2/25/25		81,619	88,575
Ser. 16-3, Class NI, IO, 6.00%, 2/25/46		1,960,384	475,377
Ser. 397, Class 2, IO, 5.00%, 9/25/39		16,037	3,419
Ser. 14-47, Class IP, IO, 4.00%, 3/25/44		1,447,194	251,996
Ser. 12-124, Class UI, IO, 4.00%, 11/25/42		2,375,530	475,106
Ser. 12-22, Class CI, IO, 4.00%, 3/25/41		1,834,601	283,808
Ser. 15-73, Class PI, IO, 3.50%, 10/25/45		1,068,951	154,238
Ser. 12-136, Class PI, IO, 3.50%, 11/25/42		1,098,675	119,081
Ser. 14-10, IO, 3.50%, 8/25/42		935,579	158,226
Ser. 12-101, Class PI, IO, 3.50%, 8/25/40		1,113,992	109,569
Ser. 13-21, Class AI, IO, 3.50%, 3/25/33		1,663,738	236,245
Ser. 12-151, Class PI, IO, 3.00%, 1/25/43		1,281,232	144,139
Ser. 6, Class BI, IO, 3.00%, 12/25/42		1,712,143	119,850
Ser. 13-35, Class IP, IO, 3.00%, 6/25/42		1,854,277	148,342
Ser. 13-23, Class PI, IO, 3.00%, 10/25/41		3,062,481	186,628
Ser. 13-31, Class NI, IO, 3.00%, 6/25/41		2,680,666	192,173
Ser. 98-W2, Class X, IO, 0.272%, 6/25/28(WAC)		894,124	43,589
Ser. 98-W5, Class X, IO, 0.215%, 7/25/28(WAC)		268,372	13,083

Government National Mortgage Association
Ser. 17-132, Class IB, IO, 5.50%, 9/20/47		1,227,710	277,769
Ser. 16-150, Class I, IO, 5.00%, 11/20/46		2,922,371	560,540
Ser. 14-122, Class IC, IO, 5.00%, 8/20/44		872,028	183,483
Ser. 14-76, IO, 5.00%, 5/20/44		1,821,681	405,749
Ser. 14-163, Class NI, IO, 5.00%, 2/20/44		1,056,674	209,658
Ser. 14-2, Class IC, IO, 5.00%, 1/16/44		2,505,857	579,270
Ser. 13-3, Class IT, IO, 5.00%, 1/20/43		676,038	146,624
Ser. 11-116, Class IB, IO, 5.00%, 10/20/40		36,990	2,921
Ser. 10-35, Class UI, IO, 5.00%, 3/20/40		373,379	81,356
Ser. 10-20, Class UI, IO, 5.00%, 2/20/40		461,221	100,385
Ser. 10-9, Class UI, IO, 5.00%, 1/20/40		1,965,914	428,799
Ser. 09-121, Class UI, IO, 5.00%, 12/20/39		1,205,849	268,060
IFB Ser. 13-129, Class SN, IO (-1 x 1 Month US LIBOR) + 6.15%, 4.589%, 9/20/43		385,086	57,809
IFB Ser. 13-99, Class VS, IO (-1 x 1 Month US LIBOR) + 6.10%, 4.541%, 7/16/43		448,786	65,249
Ser. 15-80, Class IA, IO, 4.50%, 6/20/45		2,925,634	609,088
Ser. 15-167, Class BI, IO, 4.50%, 4/16/45		1,286,519	289,673
Ser. 11-18, Class PI, IO, 4.50%, 8/20/40		36,255	5,040
Ser. 10-35, Class AI, IO, 4.50%, 3/20/40		873,504	179,173
Ser. 10-35, Class QI, IO, 4.50%, 3/20/40		437,684	86,652
Ser. 13-151, Class IB, IO, 4.50%, 2/20/40		550,132	114,210
Ser. 10-9, Class QI, IO, 4.50%, 1/20/40		407,264	80,974
Ser. 10-103, Class DI, IO, 4.50%, 12/20/38		318,137	14,352
Ser. 17-99, Class AI, IO, 4.00%, 1/20/47		1,711,598	304,408
Ser. 15-99, Class LI, IO, 4.00%, 7/20/45		911,655	134,071
Ser. 17-57, Class AI, IO, 4.00%, 6/20/45		894,166	166,118
Ser. 15-53, Class MI, IO, 4.00%, 4/16/45		1,989,867	440,859
Ser. 15-40, IO, 4.00%, 3/20/45		686,133	142,167
Ser. 13-24, Class PI, IO, 4.00%, 11/20/42		749,730	127,964
Ser. 12-47, Class CI, IO, 4.00%, 3/20/42		1,152,632	217,710
Ser. 14-104, IO, 4.00%, 3/20/42		2,065,363	330,417
Ser. 12-50, Class PI, IO, 4.00%, 12/20/41		775,458	127,950
Ser. 12-8, Class PI, IO, 4.00%, 5/20/41		3,984,573	597,319
Ser. 14-133, Class AI, IO, 4.00%, 10/20/36		2,160,077	186,014
Ser. 15-64, Class PI, IO, 3.50%, 5/20/45		2,292,610	361,980
Ser. 15-24, Class CI, IO, 3.50%, 2/20/45		978,700	189,903
Ser. 15-24, Class IA, IO, 3.50%, 2/20/45		1,091,292	162,256
Ser. 13-102, Class IP, IO, 3.50%, 6/20/43		890,763	108,921
Ser. 13-100, Class MI, IO, 3.50%, 2/20/43		1,348,303	193,872
Ser. 13-37, Class JI, IO, 3.50%, 1/20/43		820,425	134,246
Ser. 12-145, IO, 3.50%, 12/20/42		1,073,143	216,685
Ser. 13-27, Class PI, IO, 3.50%, 12/20/42		381,608	61,550
Ser. 13-37, Class LI, IO, 3.50%, 1/20/42		762,383	100,984
Ser. 12-141, Class WI, IO, 3.50%, 11/20/41		1,763,737	206,340
Ser. 15-36, Class GI, IO, 3.50%, 6/16/41		1,191,053	132,231
Ser. 12-71, Class JI, IO, 3.50%, 4/16/41		540,211	35,249
Ser. 13-90, Class HI, IO, 3.50%, 4/20/40		1,311,519	65,274
Ser. 13-79, Class XI, IO, 3.50%, 11/20/39		2,144,137	290,997
Ser. 183, Class AI, IO, 3.50%, 10/20/39		1,705,222	185,416
Ser. 13-6, Class AI, IO, 3.50%, 8/20/39		1,500,651	211,967
Ser. 15-118, Class EI, IO, 3.50%, 7/20/39		2,741,944	256,893
Ser. 15-124, Class NI, IO, 3.50%, 6/20/39		2,627,504	221,567
Ser. 15-96, Class NI, IO, 3.50%, 1/20/39		3,094,505	270,769
Ser. 15-82, Class GI, IO, 3.50%, 12/20/38		4,658,335	376,859
Ser. 15-24, Class IC, IO, 3.50%, 11/20/37		1,406,281	149,036
Ser. 15-H22, Class GI, IO, 2.567%, 9/20/65(WAC)		4,514,924	580,619
Ser. 17-H02, Class BI, IO, 2.469%, 1/20/67(WAC)		2,141,158	294,409
Ser. 16-H04, Class HI, IO, 2.363%, 7/20/65(WAC)		2,475,377	252,983
FRB Ser. 16-H16, Class DI, IO, 2.259%, 6/20/66(WAC)		1,635,522	196,263
FRB Ser. 15-H16, Class XI, IO, 2.215%, 7/20/65		3,722,561	411,343
Ser. 17-H11, Class NI, IO, 2.203%, 5/20/67(WAC)		3,409,165	429,722
Ser. 15-H20, Class CI, IO, 2.189%, 8/20/65(WAC)		7,694,795	835,724
Ser. 16-H11, Class HI, IO, 2.083%, 1/20/66(WAC)		2,619,158	265,190
Ser. 15-H25, Class BI, IO, 2.077%, 10/20/65(WAC)		7,077,142	709,837
Ser. 16-H03, Class AI, IO, 2.045%, 1/20/66(WAC)		6,326,895	593,146
Ser. 15-H24, Class HI, IO, 2.03%, 9/20/65(WAC)		8,540,568	653,806
Ser. 16-H02, Class BI, IO, 2.005%, 11/20/65(WAC)		8,711,902	803,568
Ser. 15-H09, Class AI, IO, 1.997%, 4/20/65(WAC)		4,942,727	448,108
Ser. 15-H15, Class JI, IO, 1.945%, 6/20/65(WAC)		5,044,533	518,578
Ser. 15-H19, Class NI, IO, 1.911%, 7/20/65(WAC)		5,779,484	571,013
Ser. 15-H25, Class EI, IO, 1.847%, 10/20/65(WAC)		4,904,557	454,652
Ser. 15-H18, Class IA, IO, 1.826%, 6/20/65(WAC)		2,809,844	202,871
Ser. 15-H10, Class CI, IO, 1.808%, 4/20/65(WAC)		5,475,727	538,571
Ser. 14-H21, Class AI, IO, 1.80%, 10/20/64(WAC)		6,173,903	530,122
Ser. 15-H26, Class GI, IO, 1.794%, 10/20/65(WAC)		4,579,882	437,379
Ser. 16-H04, Class KI, IO, 1.727%, 2/20/66(WAC)		5,765,875	446,855
Ser. 15-H26, Class EI, IO, 1.717%, 10/20/65(WAC)		4,131,087	382,126
Ser. 15-H09, Class BI, IO, 1.69%, 3/20/65(WAC)		7,408,628	658,923
Ser. 15-H10, Class EI, IO, 1.634%, 4/20/65(WAC)		5,150,758	290,910
Ser. 15-H25, Class AI, IO, 1.615%, 9/20/65(WAC)		7,128,979	588,141
Ser. 15-H24, Class BI, IO, 1.611%, 8/20/65(WAC)		8,012,663	420,200
Ser. 15-H14, Class BI, IO, 1.588%, 5/20/65(WAC)		5,585,827	309,494
Ser. 16-H08, Class GI, IO, 1.426%, 4/20/66(WAC)		7,544,676	458,860
Ser. 11-H08, Class GI, IO, 1.259%, 3/20/61(WAC)		10,689,908	501,357
Ser. 15-H26, Class CI, IO, 0.727%, 8/20/65(WAC)		11,217,813	174,998

GSMPS Mortgage Loan Trust 144A
FRB Ser. 98-2, IO, 1.004%, 5/19/27(WAC)		24,667	—
FRB Ser. 99-2, IO, 0.84%, 9/19/27(WAC)		70,026	613
FRB Ser. 98-3, IO, zero %, 9/19/27(WAC)		32,739	—
FRB Ser. 98-4, IO, zero %, 12/19/26(WAC)		50,546	—

			36,498,688
Commercial mortgage-backed securities (1.8%)

Banc of America Commercial Mortgage Trust FRB Ser. 07-1, Class XW, IO, 0.341%, 1/15/49(WAC)		765,178	2,405

Banc of America Commercial Mortgage Trust 144A
FRB Ser. 08-1, Class C, 6.118%, 2/10/51 (In default)(NON)(WAC)		821,415	536,885
FRB Ser. 04-4, Class XC, IO, 0.051%, 7/10/42(WAC)		108,182	24

Banc of America Merrill Lynch Commercial Mortgage, Inc.
FRB Ser. 05-1, Class C, 5.504%, 11/10/42(WAC)		292,000	116,879
Ser. 05-3, Class AJ, 4.895%, 7/10/43(WAC)		66,872	60,708

Bear Stearns Commercial Mortgage Securities Trust
FRB Ser. 07-T26, Class AJ, 5.533%, 1/12/45(WAC)		523,000	475,930
Ser. 05-PWR7, Class D, 5.304%, 2/11/41(WAC)		375,000	371,576

Bear Stearns Commercial Mortgage Securities Trust 144A
FRB Ser. 06-PW11, Class B, 5.279%, 3/11/39(WAC)		1,851,784	1,447,577
FRB Ser. 06-PW11, Class C, 5.279%, 3/11/39 (In default)(NON)(WAC)		320,000	129,984

Citigroup Commercial Mortgage Trust FRB Ser. 06-C4, Class B, 6.188%, 3/15/49(WAC)		4,961	4,939

Citigroup Commercial Mortgage Trust 144A FRB Ser. 13-GC11, Class E, 4.424%, 4/10/46(WAC)		520,000	426,396

COMM Mortgage Pass-Through Certificates 144A Ser. 12-CR3, Class F, 4.75%, 10/15/45(WAC)		725,000	498,664

COMM Mortgage Trust 144A Ser. 12-LC4, Class E, 4.25%, 12/10/44		452,000	358,596

Credit Suisse First Boston Mortgage Securities Corp. Ser. 05-C3, Class B, 4.882%, 7/15/37		47,469	47,792

Credit Suisse First Boston Mortgage Securities Corp. 144A FRB Ser. 03-C3, Class AX, IO, 2.053%, 5/15/38(WAC)		113,890	1

GS Mortgage Securities Trust 144A
FRB Ser. 13-GC16, Class D, 5.327%, 11/10/46(WAC)		488,000	460,489
FRB Ser. 13-GC10, Class E, 4.411%, 2/10/46(WAC)		850,000	659,692
FRB Ser. 06-GG8, Class X, IO, 0.866%, 11/10/39(WAC)		4,612,745	120,854

JPMBB Commercial Mortgage Securities Trust 144A
FRB Ser. 14-C18, Class D, 4.814%, 2/15/47(WAC)		894,000	791,036
FRB Ser. 13-C14, Class E, 4.569%, 8/15/46(WAC)		675,000	548,502
FRB Ser. 13-C12, Class E, 4.091%, 7/15/45(WAC)		800,000	591,406

JPMorgan Chase Commercial Mortgage Securities Trust FRB Ser. 06-LDP7, Class B, 5.949%, 4/17/45(WAC)		556,000	44,480

JPMorgan Chase Commercial Mortgage Securities Trust 144A
FRB Ser. 12-C6, Class F, 5.136%, 5/15/45(WAC)		334,000	291,432
Ser. 12-C6, Class G, 2.972%, 5/15/45(WAC)		366,000	269,978

LB-UBS Commercial Mortgage Trust
Ser. 06-C6, Class D, 5.502%, 9/15/39 (In default)(NON)(WAC)		640,000	36,077
FRB Ser. 06-C6, Class C, 5.482%, 9/15/39 (In default)(NON)(WAC)		1,016,000	91,237
FRB Ser. 07-C2, Class XW, IO, 0.269%, 2/15/40(WAC)		144,332	24

Merrill Lynch Mortgage Trust Ser. 04-KEY2, Class D, 5.046%, 8/12/39(WAC)		99,049	97,976

Merrill Lynch Mortgage Trust 144A FRB Ser. 05-MCP1, Class XC, IO, 0.003%, 6/12/43(WAC)		445,577	4

Morgan Stanley Bank of America Merrill Lynch Trust 144A
FRB Ser. 12-C6, Class G, 4.50%, 11/15/45(WAC)		1,814,000	1,288,952
FRB Ser. 13-C11, Class E, 4.364%, 8/15/46(WAC)		600,000	462,000
FRB Ser. 13-C11, Class F, 4.364%, 8/15/46(WAC)		696,000	475,806

Morgan Stanley Capital I Trust
Ser. 07-HQ11, Class D, 5.587%, 2/12/44(WAC)		238,000	16,485
Ser. 07-HQ11, Class C, 5.558%, 2/12/44(WAC)		861,000	86,100
Ser. 06-HQ10, Class B, 5.448%, 11/12/41(WAC)		1,213,000	1,152,115

UBS-Barclays Commercial Mortgage Trust 144A Ser. 12-C2, Class F, 4.894%, 5/10/63(WAC)		853,000	563,926

Wachovia Bank Commercial Mortgage Trust
FRB Ser. 06-C26, Class AJ, 6.027%, 6/15/45(WAC)		249,583	223,376
FRB Ser. 06-C29, IO, 0.20%, 11/15/48(WAC)		1,798,937	72

Wachovia Bank Commercial Mortgage Trust 144A
FRB Ser. 05-C21, Class E, 5.291%, 10/15/44(WAC)		387,000	369,620
FRB Ser. 07-C31, IO, 0.207%, 4/15/47(WAC)		9,715,970	—

Wells Fargo Commercial Mortgage Trust 144A FRB Ser. 13-LC12, Class D, 4.291%, 7/15/46(WAC)		214,000	179,017

WF-RBS Commercial Mortgage Trust 144A
Ser. 11-C4, Class E, 5.247%, 6/15/44(WAC)		321,000	288,660
Ser. 12-C6, Class E, 5.00%, 4/15/45(WAC)		253,000	223,518
Ser. 11-C4, Class F, 5.00%, 6/15/44(WAC)		504,000	426,528
Ser. 11-C3, Class E, 5.00%, 3/15/44(WAC)		367,000	321,551
FRB Ser. 13-C15, Class D, 4.481%, 8/15/46(WAC)		673,004	571,825
FRB Ser. 12-C10, Class E, 4.447%, 12/15/45(WAC)		316,000	239,963
Ser. 13-C12, Class E, 3.50%, 3/15/48		561,000	410,807
Ser. 13-C14, Class E, 3.25%, 6/15/46		574,000	397,780

			16,179,644
Residential mortgage-backed securities (non-agency) (0.8%)

BCAP, LLC Trust 144A FRB Ser. 12-RR5, Class 4A8, 1 Month US LIBOR + 0.17%, 1.722%, 6/26/35		458,477	451,770

Bear Stearns Alt-A Trust FRB Ser. 04-3, Class B, 1 Month US LIBOR + 2.93%, 4.486%, 4/25/34		138,196	140,883

Countrywide Alternative Loan Trust FRB Ser. 05-27, Class 1A6, 1 Month US LIBOR + 0.82%, 2.381%, 8/25/35		344,787	306,860

Federal Home Loan Mortgage Corporation Structured Agency Credit Risk Debt FRN Ser. 16-DNA1, Class B, 1 Month US LIBOR + 10.00%, 11.561%, 7/25/28		842,263	1,160,862

Federal National Mortgage Association
Connecticut Avenue Securities FRB Ser. 16-C02, Class 1B, 1 Month US LIBOR + 12.25%, 13.811%, 9/25/28		919,119	1,372,992
Connecticut Avenue Securities FRB Ser. 16-C01, Class 1B, 1 Month US LIBOR + 11.75%, 13.311%, 8/25/28		607,727	896,144
Connecticut Avenue Securities FRB Ser. 15-C04, Class 1M2, 1 Month US LIBOR + 5.70%, 7.261%, 4/25/28		745,733	858,717
Connecticut Avenue Securities FRB Ser. 15-C04, Class 2M2, 1 Month US LIBOR + 5.55%, 7.111%, 4/25/28		27,372	30,793
Connecticut Avenue Securities FRB Ser. 15-C03, Class 2M2, 1 Month US LIBOR + 5.00%, 6.561%, 7/25/25		330,027	365,039
Connecticut Avenue Securities FRB Ser. 16-C06, Class 1M2, 1 Month US LIBOR + 4.25%, 5.811%, 4/25/29		40,000	45,392
Connecticut Avenue Securities FRB Ser. 15-C02, Class 1M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		64,071	69,964
Connecticut Avenue Securities FRB Ser. 15-C02, Class 2M2, 1 Month US LIBOR + 4.00%, 5.561%, 5/25/25		102,551	110,785
Connecticut Avenue Securities FRB Ser. 17-C02, Class 2M2, 1 Month US LIBOR + 3.65%, 5.211%, 9/25/29		90,000	98,230
Connecticut Avenue Securities FRB Ser. 17-C05, Class 1B1, 1 Month US LIBOR + 3.60%, 5.161%, 1/25/30		120,000	123,131
Connecticut Avenue Securities FRB Ser. 17-C06, Class 2M2, 1 Month US LIBOR + 2.80%, 4.361%, 2/25/30		130,000	136,052

MortgageIT Trust FRB Ser. 04-1, Class M2, 1 Month US LIBOR + 1.01%, 2.566%, 11/25/34		164,059	158,156

Residential Accredit Loans, Inc. FRB Ser. 06-QO10, Class A1, 1 Month US LIBOR + 0.16%, 1.721%, 1/25/37		353,614	331,717

Structured Asset Mortgage Investments II Trust
FRB Ser. 07-AR7, Class 1A1, 1 Month US LIBOR + 0.85%, 2.411%, 5/25/47		219,697	199,375
FRB Ser. 07-AR1, Class 2A1, 1 Month US LIBOR + 0.18%, 1.741%, 1/25/37		556,767	531,113

Wells Fargo Mortgage Backed Securities Trust FRB Ser. 06-AR6, Class 7A2, 3.654%, 3/25/36(WAC)		266,906	269,575

			7,657,550

Total mortgage-backed securities (cost $63,668,486)			$60,335,882

SENIOR LOANS (3.5%)(a)(c)
		Principal amount	Value

Capital goods (0.4%)

Manitowac Foodservice, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.323%, 3/3/23		$835,897	$843,212

Reynolds Group Holdings, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.00%, 4.323%, 2/5/23		429,573	432,497

TransDigm, Inc. bank term loan FRN Ser. E, BBA LIBOR USD 3 Month + 2.80%, 4.228%, 5/14/22		427,928	431,538

TransDigm, Inc. bank term loan FRN Ser. F, BBA LIBOR USD 3 Month + 2.75%, 4.364%, 6/9/23		772,065	778,177

Vertiv Intermediate Holding II Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.568%, 11/15/23		951,476	959,802

			3,445,226
Communication services (0.1%)

Asurion, LLC bank term loan FRN BBA LIBOR USD 3 Month + 6.00%, 7.30%, 8/4/25		400,000	412,833

Asurion, LLC bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 8/4/22		840,311	846,823

			1,259,656
Consumer cyclicals (1.6%)

Academy, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.00%, 5.546%, 7/2/22		1,681,643	1,350,570

Amaya Holdings BV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.193%, 8/1/21		967,688	975,066

CityCenter Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.50%, 4.073%, 4/18/24		708,619	713,491

CPG International, Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.75%, 5.593%, 5/5/24		403,445	407,479

Diamond Resorts International, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 4.50%, 6.073%, 9/2/23		562,875	567,941

Golden Nugget, Inc./NV bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.875%, 10/4/23		1,102,754	1,115,332

Greektown Holdings, LLC bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 4/25/24		865,650	867,544

Jo-Ann Stores, LLC bank term loan FRN BBA LIBOR USD 3 Month + 5.00%, 6.551%, 10/21/23		1,881,000	1,863,366

Neiman Marcus Group, Ltd., Inc. bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.805%, 10/25/20		981,364	836,613

Sabre GLBL, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.25%, 3.823%, 2/22/24		990,650	997,150

Scientific Games International, Inc. bank term loan FRN Ser. B4, BBA LIBOR USD 3 Month + 3.25%, 4.823%, 8/14/24		1,148,559	1,154,508

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 8.50%, 10.073%, 3/19/21		499,677	484,686

Talbots, Inc. (The) bank term loan FRN BBA LIBOR USD 3 Month + 4.50%, 6.073%, 3/19/20		659,057	642,306

Travelport Finance Luxembourg Sarl bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.166%, 9/2/21		674,661	676,731

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 1/27/24		757,897	758,844

Tribune Media Co. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 12/27/20		60,808	60,808

Univision Communications, Inc. bank term loan FRN Ser. C5, BBA LIBOR USD 3 Month + 2.75%, 4.323%, 3/15/24		1,100,533	1,101,049

			14,573,484
Consumer staples (0.2%)

CEC Entertainment, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.818%, 2/14/21		413,875	401,873

Revlon Consumer Products Corp. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 5.073%, 9/7/23		2,177,438	1,680,516

			2,082,389
Energy (0.1%)

American Energy-Marcellus, LLC bank term loan FRN BBA LIBOR USD 3 Month + 4.25%, 5.809%, 8/4/20 (In default)(NON)		434,499	285,321

Chesapeake Energy Corp. bank term loan FRN BBA LIBOR USD 3 Month + 7.50%, 8.954%, 8/23/21		735,000	784,613

			1,069,934
Financials (0.2%)

HUB International, Ltd. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.413%, 10/2/20		962,512	968,768

VGD Merger Sub, LLC bank term loan FRN BBA LIBOR USD 3 Month + 3.25%, 4.82%, 8/18/23		1,007,250	1,012,467

			1,981,235
Health care (0.5%)

Air Medical Group Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.50%, 4.943%, 4/28/22		404,625	407,660

Kinetic Concepts, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.25%, 4.285%, 2/3/24		1,626,825	1,628,859

Ortho-Clinical Diagnostics, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.75%, 5.443%, 6/30/21		574,175	578,003

Pharmaceutical Product Development, LLC bank term loan FRN BBA LIBOR USD 3 Month + 2.75%, 4.387%, 8/18/22		1,560,000	1,569,572

Valeant Pharmaceuticals International, Inc. bank term loan FRN Ser. B1, BBA LIBOR USD 3 Month + 3.50%, 4.94%, 4/1/22		154,282	156,480

			4,340,574
Technology (0.3%)

First Data Corp. bank term loan FRN BBA LIBOR USD 3 Month + 2.25%, 3.81%, 4/26/24		998,952	1,005,820

Infor US, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 2.75%, 4.443%, 2/1/22		630,152	633,172

Syniverse Holdings, Inc. bank term loan FRN Ser. B, BBA LIBOR USD 3 Month + 3.00%, 4.573%, 4/23/19		927,449	921,652

			2,560,644
Utilities and power (0.1%)

Dynegy, Inc. bank term loan FRN Ser. C, BBA LIBOR USD 3 Month + 2.75%, 4.311%, 2/7/24		907,572	916,269

			916,269

Total senior loans (cost $33,028,479)			$32,229,411

CORPORATE BONDS AND NOTES (3.3%)(a)
		Principal amount	Value

Basic materials (0.3%)

Cemex SAB de CV 144A company guaranty sr. sub. FRN BBA LIBOR USD 3 Month + 4.75%, 6.472%, 10/15/18 (Mexico)		$600,000	$614,250

GCP Applied Technologies, Inc. 144A company guaranty sr. unsec. notes 9.50%, 2/1/23		690,000	760,725

Mercer International, Inc. company guaranty sr. unsec. notes 7.75%, 12/1/22 (Canada)		375,000	399,161

Univar USA, Inc. 144A company guaranty sr. unsec. notes 6.75%, 7/15/23		585,000	611,325

			2,385,461
Capital goods (0.5%)

ATS Automation Tooling Systems, Inc. 144A sr. unsec. notes 6.50%, 6/15/23 (Canada)		1,500,000	1,567,188

Bombardier, Inc. 144A sr. unsec. notes 8.75%, 12/1/21 (Canada)		1,045,000	1,162,625

Gates Global, LLC/Gates Global Co. 144A company guaranty sr. unsec. notes 6.00%, 7/15/22		1,210,000	1,237,225

ZF North America Capital, Inc. 144A company guaranty sr. unsec. unsub. notes 4.00%, 4/29/20		840,000	855,061

			4,822,099
Communication services (0.5%)

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		1,215,000	1,217,272

Cequel Communications Holdings I, LLC/Cequel Capital Corp. 144A sr. unsec. unsub. notes 5.125%, 12/15/21		480,000	481,800

Crown Castle International Corp. sr. unsec. notes 5.25%, 1/15/23(R)		840,000	911,946

DISH DBS Corp. company guaranty sr. unsec. unsub. notes 4.25%, 4/1/18		1,500,000	1,503,825

Telenet Finance V Luxembourg SCA 144A sr. notes 6.75%, 8/15/24 (Luxembourg)	EUR	130,000	170,937

Virgin Media Secured Finance PLC 144A company guaranty sr. bonds 5.00%, 4/15/27 (United Kingdom)	GBP	425,000	614,649

			4,900,429
Consumer cyclicals (0.2%)

Eldorado Resorts, Inc. company guaranty sr. unsec. unsub. notes 7.00%, 8/1/23		$1,720,000	1,833,950

			1,833,950
Consumer staples (0.2%)

1011778 BC ULC/New Red Finance, Inc. 144A company guaranty sr. notes 4.625%, 1/15/22 (Canada)		1,080,000	1,101,600

Rite Aid Corp. 144A company guaranty sr. unsec. unsub. notes 6.125%, 4/1/23		390,000	363,675

			1,465,275
Energy (0.4%)

Chesapeake Energy Corp. 144A company guaranty notes 8.00%, 12/15/22		354,000	379,665

Oasis Petroleum, Inc. company guaranty sr. unsec. unsub. notes 6.875%, 3/15/22		445,000	458,350

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.375%, 1/17/27 (Brazil)		795,000	881,774

Petrobras Global Finance BV company guaranty sr. unsec. unsub. bonds 7.25%, 3/17/44 (Brazil)		142,000	150,946

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 8.75%, 5/23/26 (Brazil)		379,000	456,070

Petrobras Global Finance BV company guaranty sr. unsec. unsub. notes 6.25%, 3/17/24 (Brazil)		494,000	526,110

Petroleos de Venezuela SA company guaranty sr. unsec. unsub. notes 5.375%, 4/12/27 (Venezuela)		3,019,000	711,893

Petroleos Mexicanos company guaranty sr. unsec. unsub. notes Ser. REGS, 6.50%, 3/13/27 (Mexico)		248,000	271,280

			3,836,088
Financials (0.5%)

Ally Financial, Inc. sub. unsec. notes 5.75%, 11/20/25		600,000	640,620

Hartford Financial Services Group, Inc. (The) jr. unsec. sub. FRB 8.125%, 6/15/38		530,000	539,938

Icahn Enterprises LP/Icahn Enterprises Finance Corp. 144A sr. unsec. notes 6.25%, 2/1/22		885,000	909,338

OneMain Financial Holdings, LLC 144A company guaranty sr. unsec. unsub. notes 7.25%, 12/15/21		920,000	949,900

VICI Properties 1, LLC/VICI FC, Inc. company guaranty notes 8.00%, 10/15/23		14,677	16,475

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 6.80%, 11/22/25 (Russia)		250,000	285,955

Vnesheconombank Via VEB Finance PLC 144A sr. unsec. unsub. notes 5.942%, 11/21/23 (Russia)		400,000	435,973

VTB Bank OJSC Via VTB Capital SA 144A unsec. sub. bonds 6.95%, 10/17/22 (Russia)		1,100,000	1,189,375

			4,967,574
Health care (0.1%)

Endo DAC/Endo Finance, LLC/Endo Finco, Inc. 144A company guaranty sr. unsec. unsub. notes 6.00%, 7/15/23 (Ireland)		400,000	313,000

HCA, Inc. company guaranty sr. notes 6.50%, 2/15/20		610,000	649,650

Kinetic Concepts, Inc./KCI USA, Inc. 144A company guaranty sr. notes 7.875%, 2/15/21		110,000	114,125

			1,076,775
Technology (0.3%)

First Data Corp. 144A company guaranty sr. unsec. unsub. notes 7.00%, 12/1/23		1,000,000	1,053,130

Infor US, Inc. company guaranty sr. unsec. notes 6.50%, 5/15/22		1,310,000	1,350,938

			2,404,068
Utilities and power (0.3%)

AES Corp./Virginia (The) sr. unsec. notes 5.50%, 4/15/25		1,695,000	1,771,275

NRG Energy, Inc. company guaranty sr. unsec. notes 7.25%, 5/15/26		950,000	1,033,125

Texas-New Mexico Power Co. 144A 1st sr. bonds Ser. A, 9.50%, 4/1/19		175,000	187,613

			2,992,013

Total corporate bonds and notes (cost $30,043,368)			$30,683,732

FOREIGN GOVERNMENT AND AGENCY BONDS AND NOTES (0.8%)(a)
		Principal amount	Value

Argentina (Republic of) sr. unsec. unsub. bonds 7.625%, 4/22/46 (Argentina)		$335,000	$353,760

Brazil (Federal Republic of) unsec. notes Ser. NTNF, 10.00%, 1/1/23 (Brazil) (Units)	BRL	2,900	944,153

Buenos Aires (Province of) sr. unsec. unsub. bonds Ser. REGS, 7.875%, 6/15/27 (Argentina)		$275,000	292,930

Buenos Aires (Province of) unsec. FRN Argentina Deposit Rates BADLAR + 3.83%, 26.955%, 5/31/22 (Argentina)	ARS	5,940,000	324,000

Buenos Aires (Province of) 144A sr. unsec. unsub. bonds 7.875%, 6/15/27 (Argentina)		$1,420,000	1,512,584

Buenos Aires (Province of) 144A sr. unsec. unsub. notes 9.125%, 3/16/24 (Argentina)		150,000	169,991

Dominican (Republic of) sr. unsec. unsub. notes Ser. REGS, 8.625%, 4/20/27 (Dominican Republic)		375,000	449,449

Dominican (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/25/27 (Dominican Republic)		135,000	144,956

Egypt (Arab Republic of) sr. unsec. notes Ser. REGS, 6.125%, 1/31/22 (Egypt)		560,000	593,600

Indonesia (Republic of) 144A sr. unsec. notes 5.25%, 1/17/42 (Indonesia)		553,000	608,417

Indonesia (Republic of) 144A sr. unsec. notes 4.75%, 1/8/26 (Indonesia)		300,000	321,750

Indonesia (Republic of) 144A sr. unsec. unsub. notes 5.95%, 1/8/46 (Indonesia)		300,000	364,500

Republic of (Ivory Coast) 144A sr. unsec. bonds 6.125%, 6/15/33 (Ivory Coast)		500,000	511,974

Russia (Federation of) 144A sr. unsec. unsub. bonds 12.75%, 6/24/28 (Russia)		375,000	645,938

Russia (Federation of) 144A sr. unsec. unsub. bonds 5.625%, 4/4/42 (Russia)		100,000	112,000

Total foreign government and agency bonds and notes (cost $7,160,199)			$7,350,002

WARRANTS (0.2%)(a)(NON)
	Expiration date	Strike Price	Warrants	Value

China State Construction Engineering Corp., Ltd. 144A (China)	1/18/19	$0.00	1,049,144	$1,687,649

Total warrants (cost $1,687,041)				$1,687,649

ASSET-BACKED SECURITIES (0.2%)(a)
	Principal amount	Value

Loan Depot Station Place Agency Securitization Trust 144A FRB Ser. 17-LD1, Class A, 1 Month US LIBOR + 0.80%, 2.361%, 11/25/50	$1,026,000	$1,026,000

Station Place Securitization Trust 144A FRB Ser. 17-1, Class A, 1 Month US LIBOR + 0.90%, 2.461%, 2/25/49	497,667	497,667

Total asset-backed securities (cost $1,523,667)		$1,523,667

PURCHASED SWAP OPTIONS OUTSTANDING (0.1%)(a)
Counterparty Fixed right % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(1.9325)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	$5,195,000	$38,703

(2.2625)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	2,337,800	17,861

2.2625/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.2625	2,337,800	6,429

1.9325/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.9325	5,195,000	520

Citibank, N.A.

(2.66975)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.66975	7,378,100	90,603

(2.675)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	7,378,100	65,444

(2.518)/3 month USD-LIBOR-BBA/May-49	May-19/2.518	228,600	23,393

2.44325/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.44325	7,378,100	4,427

2.493/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.493	7,378,100	1,033

2.442/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.442	3,689,000	701

2.195/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.195	3,689,100	74

2.28/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.28	2,078,000	21

2.39175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.39175	9,837,500	10

1.9175/3 month USD-LIBOR-BBA/Mar-19	Mar-18/1.9175	3,117,000	3

Credit Suisse International

(2.43625)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.43625	3,808,000	105,367

(2.69)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.69	1,558,500	14,463

Goldman Sachs International

(2.6155)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6155	7,378,100	94,882

2.6295/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6295	7,378,100	14,978

2.5665/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5665	7,378,100	7,673

2.6175/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6175	3,689,000	6,087

2.5525/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5525	3,689,000	2,914

2.695/3 month USD-LIBOR-BBA/Oct-23	Oct-18/2.695	436,400	2,666

2.485/3 month USD-LIBOR-BBA/Mar-48	Mar-18/2.485	207,800	490

2.4445/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4445	7,378,100	295

1.9175/3 month USD-LIBOR-BBA/Oct-19	Oct-18/1.9175	1,891,000	151

2.27/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.27	498,700	115

JPMorgan Chase Bank N.A.

(1.919)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	5,195,000	39,326

(2.25)/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	2,337,800	18,048

2.25/3 month USD-LIBOR-BBA/Aug-22	Aug-21/2.25	2,337,800	6,335

(2.68)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.68	2,078,000	2,494

1.919/3 month USD-LIBOR-BBA/Aug-19	Aug-18/1.919	5,195,000	520

2.38/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.38	3,689,000	37

2.3225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.3225	4,918,700	5

Morgan Stanley & Co. International PLC

(2.66)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.66	7,378,100	77,027

(2.7425)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7425	9,837,500	57,156

2.5725/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.5725	9,837,500	7,280

(2.48375)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.48375	2,078,000	5,715

(2.49275)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.49275	2,078,000	5,631

(2.61575)/3 month USD-LIBOR-BBA/Jul-20	Jul-18/2.61575	2,078,000	3,678

2.50/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.50	7,378,100	1,992

1.85125/3 month USD-LIBOR-BBA/Apr-19	Apr-18/1.85125	3,117,000	31

Total purchased swap options outstanding (cost $564,187)			$724,578

PURCHASED OPTIONS OUTSTANDING (0.3%)(a)
Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Bank of America N.A.

SPDR S&P 500 ETF Trust (Put)	Oct-18/$225.00	$18,826,692	$66,785	$168,298

Citibank, N.A.

SPDR S&P 500 ETF Trust (Put)	Jan-19/250.00	15,178,060	53,842	360,749

SPDR S&P 500 ETF Trust (Put)	Aug-18/215.00	18,133,499	64,326	78,882

Deutsche Bank AG

United States Oil Fund LP (Call)	Mar-18/12.50	34,091,853	2,626,491	1,694,173

United States Oil Fund LP (Put)	Mar-18/12.00	34,091,853	2,626,491	262,920

JPMorgan Chase Bank N.A.

SPDR S&P 500 ETF Trust (Put)	Dec-18/235.00	18,727,745	66,434	287,692

SPDR S&P 500 ETF Trust (Put)	Nov-18/225.00	18,765,801	66,569	179,470

SPDR S&P 500 ETF Trust (Put)	Sep-18/215.00	18,188,752	64,522	104,867

Total purchased options outstanding (cost $4,145,944)				$3,137,051

SHORT-TERM INVESTMENTS (59.8%)(a)
		Principal amount/shares	Value

Atlantic Asset Securitization, LLC asset backed commercial paper 1.462%, 2/8/18		$4,500,000	4,498,550

CAFCO, LLC asset backed commercial paper 1.526%, 2/26/18		5,000,000	4,994,524

Chariot Funding, LLC asset backed commercial paper 1.467%, 3/13/18		5,000,000	4,990,945

CHARTA, LLC asset backed commercial paper 1.425%, 2/7/18		5,000,000	4,998,575

DnB Bank ASA commercial paper 1.420%, 2/6/18		4,500,000	4,498,963

Export Development Canada commercial paper 1.324%, 2/6/18		5,000,000	4,998,875

GlaxoSmithKline, LLC commercial paper 1.522%, 2/1/18		4,000,000	3,999,861

Gotham Funding Corp. asset backed commercial paper 1.556%, 3/1/18		4,500,000	4,494,328

Interest in $255,000,000 joint tri-party repurchase agreement dated 1/31/18 with Barclays Capital, Inc. due 2/1/18 - maturity value of $50,001,875 for an effective yield of 1.350% (collateralized by various U.S. Treasury notes and a U.S. Treasury bond with coupon rates ranging from 0.125% to 2.125% and due dates ranging from 1/15/19 to 2/15/42, valued at $260,109,795)		50,000,001	50,000,001

Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/18 with HSBC Bank USA, National Association due 2/1/18 - maturity value of $71,002,643 for an effective yield of 1.340% (collateralized by various mortgage backed securities with coupon rates ranging from 4.000% to 4.500% and due dates ranging from 5/20/40 to 8/20/47, valued at $306,000,338)		71,000,000	71,000,000

Interest in $300,000,000 joint tri-party repurchase agreement dated 1/31/18 with RBC Capital Markets, LLC due 2/1/18 - maturity value of $71,204,631 for an effective yield of 1.330% (collateralized by various mortgage backed securities with coupon rates ranging from 1.693% to 6.000% and due dates ranging from 8/1/21 to 2/1/48, valued at $306,011,305)		71,202,000	71,202,000

Manhattan Asset Funding Co., LLC asset backed commercial paper 1.455%, 2/8/18		4,500,000	4,498,551

MetLife Short Term Funding, LLC asset backed commercial paper 1.553%, 2/12/18		2,000,000	1,999,031

Microsoft Corp. commercial paper 1.492%, 2/6/18		4,000,000	3,999,089

Old Line Funding, LLC asset backed commercial paper 1.525%, 2/21/18		4,500,000	4,495,991

Pfizer, Inc. commercial paper 1.374%, 2/22/18		4,500,000	4,496,026

Portugal (Republic of) Treasury Bills with effective yields ranging from 10.671% to 11.727%, 5/18/18 (Portugal)	EUR	7,432,000	9,239,193

Putnam Cash Collateral Pool, LLC 1.57%(AFF)	Shares	4,912,625	4,912,625

Putnam Short Term Investment Fund 1.45%(AFF)	Shares	185,381,632	185,381,632

Regency Markets No. 1, LLC asset backed commercial paper 1.532%, 2/15/18		$4,500,000	4,497,188

Roche Holdings, Inc. 1.436%, 2/12/18		4,750,000	4,747,777

Simon Property Group LP commercial paper 1.552%, 2/20/18		4,500,000	4,496,258

Skandinaviska Enskilda Banken AB/New York, NY certificates of deposit 1.530%, 2/13/18		4,750,000	4,750,193

State Street Institutional U.S. Government Money Market Fund, Premier Class 1.25%(P)	Shares	3,250,000	3,250,000

Svenska Handelsbanken/New York, NY commercial paper 1.451%, 2/8/18		$2,750,000	2,749,118

Svenska Handelsbanken/New York, NY commercial paper 1.989%, 2/15/18		2,250,000	2,250,506

Swedbank AB commercial paper 1.508%, 3/20/18		5,000,000	4,990,329

Total Capital Canada Ltd. commercial paper 1.552%, 2/16/18		4,500,000	4,497,003

U.S. Treasury Bills 1.060%, 2/1/18(SEGSF)		4,221,000	4,221,000

U.S. Treasury Bills 1.067%, 2/8/18(SEGSF)(SEGCCS)		265,001	264,939

U.S. Treasury Bills 1.081%, 2/15/18(SEG)(SEGSF)(SEGCCS)		7,913,000	7,909,380

U.S. Treasury Bills 1.334%, 3/15/18(SEGSF)		1,607,000	1,604,515

U.S. Treasury Bills 1.401%, 4/5/18(SEG)(SEGSF)(SEGCCS)		5,691,000	5,677,698

U.S. Treasury Bills 1.425%, 4/26/18(SEG)(SEGSF)(SEGCCS)		1,266,000	1,261,808

U.S. Treasury Bills 1.441%, 4/19/18(SEG)(SEGSF)(SEGCCS)		41,568,000	41,444,334

U.S. Treasury Bills 1.450%, 5/24/18(SEG)(SEGSF)(SEGCCS)		588,000	585,303

U.S. Treasury Bills 1.489%, 6/7/18(SEGSF)(SEGCCS)		1,300,000	1,293,204

Victory Receivables Corp. asset backed commercial paper 1.455%, 2/2/18		4,500,000	4,499,664

Total short-term investments (cost $553,255,741)			$553,688,977

TOTAL INVESTMENTS

Total investments (cost $1,071,876,342)			$1,110,115,620

FORWARD CURRENCY CONTRACTS at 1/31/18 (aggregate face value $230,370,814) (Unaudited)

Counterparty	Currency	Contract type*	Delivery date	Value	Aggregate face value	Unrealized appreciation/ (depreciation)

Bank of America N.A.
	Australian Dollar	Buy	4/18/18	$1,871,802	$1,880,433	$(8,631)
	British Pound	Sell	3/21/18	889,600	847,505	(42,095)
	Euro	Sell	3/21/18	4,121,692	3,796,033	(325,659)
	Japanese Yen	Sell	2/22/18	3,439,226	3,289,669	(149,557)
	Mexican Peso	Buy	4/11/18	2,001,047	1,993,356	7,691
	Mexican Peso	Sell	4/11/18	2,001,047	1,989,253	(11,794)
	New Zealand Dollar	Sell	4/18/18	1,892,828	1,879,365	(13,463)
	Norwegian Krone	Buy	3/21/18	3,381,973	3,164,512	217,461
	Russian Ruble	Buy	3/21/18	1,862,512	1,877,527	(15,015)
	Russian Ruble	Sell	3/21/18	1,954,801	1,857,079	(97,722)
	Swedish Krona	Sell	3/21/18	1,908,790	1,898,166	(10,624)
	Swiss Franc	Buy	3/21/18	1,928,337	1,914,336	14,001
	Swiss Franc	Sell	3/21/18	1,953,032	1,872,945	(80,087)
Barclays Bank PLC
	Australian Dollar	Buy	4/18/18	4,931,155	4,787,664	143,491
	British Pound	Sell	3/21/18	4,053,837	3,861,703	(192,134)
	Canadian Dollar	Buy	4/18/18	1,280,254	1,259,769	20,485
	Euro	Buy	3/21/18	4,686,363	4,599,518	86,845
	Japanese Yen	Sell	2/22/18	82,271	35,868	(46,403)
	Norwegian Krone	Buy	3/21/18	1,982,839	1,886,650	96,189
	Norwegian Krone	Sell	3/21/18	2,028,503	1,883,837	(144,666)
	Swedish Krona	Sell	3/21/18	3,609,257	3,451,173	(158,084)
	Swiss Franc	Buy	3/21/18	3,935,611	3,811,637	123,974
	Swiss Franc	Sell	3/21/18	3,945,747	3,781,170	(164,577)
Citibank, N.A.
	Australian Dollar	Buy	4/18/18	3,785,016	3,747,084	37,932
	Brazilian Real	Buy	4/3/18	14,473	60,558	(46,085)
	British Pound	Buy	3/21/18	1,854,731	1,808,821	45,910
	Canadian Dollar	Sell	4/18/18	1,878,025	1,854,183	(23,842)
	Euro	Buy	3/21/18	1,946,207	1,905,863	40,344
	Japanese Yen	Buy	2/22/18	1,967,419	1,912,945	54,474
	Japanese Yen	Sell	2/22/18	1,967,419	1,911,003	(56,416)
	New Zealand Dollar	Sell	4/18/18	2,479,978	2,444,848	(35,130)
	Norwegian Krone	Buy	3/21/18	3,872,908	3,613,520	259,388
	Swedish Krona	Sell	3/21/18	1,925,952	1,865,815	(60,137)
Credit Suisse International
	Euro	Buy	3/21/18	3,604,847	3,546,247	58,600
	Japanese Yen	Sell	2/22/18	1,893,655	1,794,528	(99,127)
	New Zealand Dollar	Sell	4/18/18	1,871,471	1,848,168	(23,303)
	Norwegian Krone	Buy	3/21/18	1,982,826	1,902,891	79,935
	Norwegian Krone	Sell	3/21/18	2,016,486	1,876,020	(140,466)
	Swedish Krona	Sell	3/21/18	895,029	844,451	(50,578)
Goldman Sachs International
	Australian Dollar	Buy	4/18/18	7,590,093	7,454,864	135,229
	Brazilian Real	Sell	4/3/18	1,009,580	933,508	(76,072)
	British Pound	Sell	3/21/18	3,375,898	3,215,204	(160,694)
	Canadian Dollar	Sell	4/18/18	1,896,660	1,863,173	(33,487)
	Euro	Sell	3/21/18	5,849,952	5,514,343	(335,609)
	Japanese Yen	Sell	2/22/18	1,913,424	1,866,357	(47,067)
	Mexican Peso	Buy	4/11/18	8,685,752	8,408,896	276,856
	Mexican Peso	Sell	4/11/18	8,685,752	8,527,840	(157,912)
	New Zealand Dollar	Sell	4/18/18	3,751,853	3,632,291	(119,562)
	Norwegian Krone	Buy	3/21/18	1,783,698	1,685,084	98,614
	Swedish Krona	Sell	3/21/18	3,665,746	3,464,695	(201,051)
	Swiss Franc	Buy	3/21/18	3,827,019	3,796,234	30,785
	Swiss Franc	Sell	3/21/18	3,903,690	3,743,537	(160,153)
HSBC Bank USA, National Association
	Canadian Dollar	Buy	4/18/18	1,871,190	1,866,286	4,904
	Euro	Buy	3/21/18	1,387,265	1,354,587	32,678
	Japanese Yen	Buy	2/22/18	1,883,992	1,892,622	(8,630)
	Japanese Yen	Sell	2/22/18	1,883,992	1,810,484	(73,508)
	Mexican Peso	Buy	4/18/18	148,267	140,676	7,591
JPMorgan Chase Bank N.A.
	Australian Dollar	Buy	4/18/18	3,946,793	3,862,926	83,867
	British Pound	Sell	3/21/18	877,794	832,430	(45,364)
	Canadian Dollar	Buy	4/18/18	2,734,159	2,690,390	43,769
	Euro	Buy	3/21/18	463,169	453,547	9,622
	Japanese Yen	Sell	2/22/18	1,880,691	1,805,264	(75,427)
	Mexican Peso	Buy	4/11/18	1,066,493	1,058,588	7,905
	Mexican Peso	Sell	4/11/18	1,066,493	1,053,466	(13,027)
	New Zealand Dollar	Sell	4/18/18	2,913,362	2,799,504	(113,858)
	Norwegian Krone	Buy	3/21/18	2,966,529	2,767,479	199,050
	Swedish Krona	Sell	3/21/18	5,795,005	5,584,613	(210,392)
	Swiss Franc	Sell	3/21/18	948,424	797,589	(150,835)
Royal Bank of Scotland PLC (The)
	Australian Dollar	Buy	4/18/18	3,501,583	3,460,531	41,052
	Canadian Dollar	Sell	4/18/18	1,883,233	1,855,977	(27,256)
	Euro	Buy	3/21/18	3,921,804	3,798,696	123,108
	Japanese Yen	Sell	2/22/18	1,885,250	1,847,736	(37,514)
	New Zealand Dollar	Sell	4/18/18	2,169,944	2,159,986	(9,958)
	Swedish Krona	Sell	3/21/18	3,829,254	3,614,496	(214,758)
State Street Bank and Trust Co.
	Australian Dollar	Buy	4/18/18	1,288,259	1,232,881	55,378
	British Pound	Sell	3/21/18	1,944,914	1,852,541	(92,373)
	Canadian Dollar	Buy	4/18/18	38,652	35,531	3,121
	Euro	Buy	3/21/18	4,806,296	4,602,021	204,275
	Japanese Yen	Sell	2/22/18	1,870,599	1,853,165	(17,434)
	New Zealand Dollar	Sell	4/18/18	1,493,466	1,437,486	(55,980)
	Norwegian Krone	Buy	3/21/18	811,116	684,187	126,929
	Swedish Krona	Sell	3/21/18	1,452,498	1,372,388	(80,110)
UBS AG
	Australian Dollar	Buy	4/18/18	3,896,198	3,783,420	112,778
	Canadian Dollar	Buy	4/18/18	1,965,258	1,933,766	31,492
	Euro	Buy	3/21/18	4,174,623	4,009,335	165,288
	Japanese Yen	Sell	2/22/18	1,849,966	1,726,871	(123,095)
	New Zealand Dollar	Sell	4/18/18	5,945,289	5,740,167	(205,122)
	Norwegian Krone	Buy	3/21/18	2,441,803	2,277,601	164,202
	Swedish Krona	Sell	3/21/18	1,971,543	1,865,769	(105,774)
WestPac Banking Corp.
	Japanese Yen	Buy	2/22/18	1,958,667	1,909,100	49,567
	Japanese Yen	Sell	2/22/18	1,958,667	1,884,573	(74,094)

Unrealized appreciation						3,294,780

Unrealized (depreciation)						(5,021,711)

Total						$(1,726,931)

* The exchange currency for all contracts listed is the United States Dollar.

FUTURES CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)
	Number of contracts	Notional amount	Value	Expiration date	Unrealized appreciation/ (depreciation)

DAX Index (Short)	3	$1,228,155	$1,227,412	Mar-18	$(1,080)
Euro-CAC 40 Index (Short)	85	5,785,177	5,783,666	Feb-18	43,532
FTSE 100 Index (Short)	15	1,604,477	1,590,302	Mar-18	(16,543)
S&P 500 Index E-Mini (Long)	311	43,910,246	43,941,190	Mar-18	1,165,320
S&P Mid Cap 400 Index E-Mini (Long)	319	62,331,643	62,338,980	Mar-18	1,898,874
SPI 200 Index (Short)	7	851,403	843,411	Mar-18	1,667
Tokyo Price Index (Long)	117	19,684,444	19,714,345	Mar-18	504,917
U.S. Treasury Bond 30 yr (Long)	46	6,799,375	6,799,375	Mar-18	(256,326)
U.S. Treasury Bond Ultra 30 yr (Short)	60	9,716,250	9,716,250	Mar-18	322,849
U.S. Treasury Note 2 yr (Long)	61	13,007,297	13,007,297	Mar-18	(84,949)
U.S. Treasury Note 5 yr (Short)	190	21,795,078	21,795,078	Mar-18	392,981
U.S. Treasury Note 10 yr (Long)	1,398	169,966,219	169,966,219	Mar-18	(4,064,514)
U.S. Treasury Note Ultra 10 yr (Short)	49	6,379,953	6,379,953	Mar-18	195,902

Unrealized appreciation					4,526,042

Unrealized (depreciation)					(4,423,412)

Total					$102,630

WRITTEN SWAP OPTIONS OUTSTANDING at 1/31/18 (premiums $1,630,584) (Unaudited)

Counterparty Fixed Obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Value

Bank of America N.A.

(2.2625)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	$2,337,800	$1,239
(1.9325)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	5,195,000	2,338
2.2625/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.2625	2,337,800	12,694
1.9325/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.9325	5,195,000	40,521
Barclays Bank PLC

2.813/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.813	5,077,000	14,165
Citibank, N.A.

(2.05)/3 month USD-LIBOR-BBA/Mar-19	Mar-18/2.05	3,117,000	31
(2.478)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	3,689,100	74
(2.584)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	3,689,100	2,250
(2.5565)/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	3,689,100	6,271
2.663/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.663	5,077,000	19,851
2.675/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.675	2,078,000	20,572
2.7435/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.7435	3,689,000	23,610
2.208/3 month USD-LIBOR-BBA/May-24	May-19/2.208	1,039,000	32,167
2.695/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.695	3,689,100	37,002
2.584/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.584	3,689,100	57,033
2.5565/3 month USD-LIBOR-BBA/Mar-28	Mar-18/2.5565	3,689,100	73,266
2.478/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.478	3,689,100	89,166
Credit Suisse International

2.812/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.812	1,558,500	6,047
2.751/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.751	1,558,500	9,632
2.54475/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.54475	3,808,000	68,772
2.4905/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.4905	3,808,000	87,051
Goldman Sachs International

(2.46)/3 month USD-LIBOR-BBA/Mar-38	Mar-18/2.46	561,100	656
(2.53)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	3,689,100	775
(2.3025)/3 month USD-LIBOR-BBA/Oct-19	Oct-18/2.3025	4,156,000	2,826
(2.6825)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6825	3,689,000	11,620
(2.6925)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6925	7,378,100	27,004
2.53/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.53	3,689,100	73,081
JPMorgan Chase Bank N.A.

(2.25)/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	2,337,800	1,192
(1.919)/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	5,195,000	2,234
2.77/3 month USD-LIBOR-BBA/Jan-21	Jan-19/2.77	4,156,000	12,468
2.25/3 month USD-LIBOR-BBA/Aug-19	Aug-18/2.25	2,337,800	12,905
2.68/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.68	3,689,000	30,729
1.919/3 month USD-LIBOR-BBA/Aug-20	Aug-19/1.919	5,195,000	41,092
2.6225/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6225	4,918,700	55,483
(6.00 Floor)/3 month USD-LIBOR-BBA/Mar-18	Mar-18/6.00	5,792,000	64,870
Morgan Stanley & Co. International PLC

(2.01)/3 month USD-LIBOR-BBA/Apr-19	Apr-18/2.01	3,117,000	62
(2.58)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	3,689,100	3,025
2.41625/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.41625	2,078,000	3,886
2.315/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.315	2,078,000	5,964
2.30/3 month USD-LIBOR-BBA/Apr-20	Apr-18/2.30	2,078,000	6,234
(2.6575)/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	4,918,700	10,182
2.6575/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.6575	4,918,700	52,138
2.58/3 month USD-LIBOR-BBA/Feb-28	Feb-18/2.58	3,689,100	59,838

Total			$1,082,016

WRITTEN OPTIONS OUTSTANDING at 1/31/18 (premiums $672,583) (Unaudited)

Counterparty	Expiration date/ strike price	Notional amount	Contract amount	Value

Deutsche Bank AG
United States Oil Fund LP (Call)	Mar-18/$13.50	$34,091,853	$2,626,491	$436,344

JPMorgan Chase Bank N.A.
SPDR S&P 500 ETF Trust (Call)	Feb-18/291.00	21,582,264	76,560	37,158

Total				$473,502

FORWARD PREMIUM SWAP OPTION CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

Counterparty Fixed right or obligation % to receive or (pay)/Floating rate index/Maturity date	Expiration date/strike	Notional/ Contract amount	Premium receivable/ (payable)	Unrealized appreciation/ (depreciation)

Bank of America N.A.
(2.203)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	$519,500	$(10,390)	$6,182
(2.647)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	519,500	(20,312)	966
(2.5925)/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	(2,126)
(2.785)/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(2,980)
2.647/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.647	519,500	(20,312)	(5,263)
2.785/3 month USD-LIBOR-BBA/Jan-47 (Purchased)	Jan-27/2.785	311,700	(33,445)	(6,698)
2.5925/3 month USD-LIBOR-BBA/Jan-27 (Purchased)	Jan-19/2.5925	311,700	(10,987)	(6,976)
2.203/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.203	519,500	(10,390)	(7,590)
(2.7175)/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	15,361
(2.413)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	519,500	19,975	12,894
2.7175/3 month USD-LIBOR-BBA/Jan-47 (Written)	Jan-19/2.7175	311,700	28,162	6,910
2.413/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.413	519,500	19,975	(7,024)

Barclays Bank PLC
(2.205)/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	519,500	(10,390)	6,146
(2.43)/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	(608)
2.43/3 month USD-LIBOR-BBA/Feb-22 (Purchased)	Feb-19/2.43	311,700	(4,348)	(3,105)
2.205/3 month USD-LIBOR-BBA/Jun-24 (Purchased)	Jun-19/2.205	519,500	(10,390)	(7,580)

Citibank, N.A.
(2.654)/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	519,500	(20,312)	883
2.637/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.637	4,918,700	(9,714)	(1,623)
2.692/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.692	4,918,700	(17,215)	(2,509)
2.654/3 month USD-LIBOR-BBA/Jun-29 (Purchased)	Jun-24/2.654	519,500	(20,312)	(5,200)
(2.42)/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	519,500	20,001	12,832
(2.747)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.747	4,918,700	26,930	2,263
2.42/3 month USD-LIBOR-BBA/Jun-29 (Written)	Jun-19/2.42	519,500	19,897	(6,878)

Goldman Sachs International
(2.8175)/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	(479)
2.8175/3 month USD-LIBOR-BBA/Mar-47 (Purchased)	Mar-27/2.8175	62,300	(7,865)	(953)

JPMorgan Chase Bank N.A.
(2.8325)/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	(8,291)
2.8325/3 month USD-LIBOR-BBA/Feb-52 (Purchased)	Feb-22/2.8325	311,700	(43,521)	(9,638)
(2.79)/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	311,700	29,596	13,422
2.79/3 month USD-LIBOR-BBA/Feb-49 (Written)	Feb-19/2.79	311,700	29,596	9,653

Morgan Stanley & Co. International PLC
(2.834)/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.834	7,378,100	(23,610)	3,173
2.646/3 month USD-LIBOR-BBA/Feb-28 (Purchased)	Feb-18/2.646	7,378,100	(22,872)	(3,763)
(2.74)/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	3,689,100	23,241	2,545
2.74/3 month USD-LIBOR-BBA/Feb-28 (Written)	Feb-18/2.74	3,689,100	23,241	(3,207)

Unrealized appreciation				93,230

Unrealized (depreciation)				(92,491)

Total				$739

TBA SALE COMMITMENTS OUTSTANDING at 1/31/18 (proceeds receivable $94,138,008) (Unaudited)

Agency	Principal amount	Settlement date	Value

Federal Home Loan Mortgage Corporation, 4.50%, 2/1/48	$2,000,000	2/13/18	$2,106,719
Federal National Mortgage Association, 5.50%, 2/1/48	2,000,000	2/13/18	2,173,750
Federal National Mortgage Association, 4.50%, 2/1/48	3,000,000	2/13/18	3,162,156
Federal National Mortgage Association, 4.50%, 1/1/48	2,000,000	2/28/18	2,110,078
Federal National Mortgage Association, 4.00%, 2/1/48	5,000,000	2/13/18	5,164,402
Federal National Mortgage Association, 3.50%, 2/1/48	37,000,000	2/13/18	37,346,501
Federal National Mortgage Association, 3.00%, 3/1/48	14,000,000	2/13/18	13,700,859
Federal National Mortgage Association, 3.00%, 2/1/48	14,000,000	2/13/18	13,722,187
Federal National Mortgage Association, 2.50%, 2/1/48	15,000,000	2/13/18	14,150,391

Total			$93,637,043

	CENTRALLY CLEARED INTEREST RATE SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Notional amount		Value		Upfront premium received (paid)	Termination date	Payments made by fund	Payments received by fund	Unrealized appreciation/ (depreciation)

		$3,686,700	$109,724		$27,970	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.412%— Semiannually	$(81,754)
		7,373,400	144,850		(28,117)	2/1/28	2.526% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	116,734
		9,574,000	309,183	(E)	213,889	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.40%— Semiannually	(95,293)
		89,369,300	532,015	(E)	(108,686)	3/21/20	2.10% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	423,330
		793,600	4,724	(E)	658	3/21/20	3 month USD-LIBOR-BBA — Quarterly	2.10%— Semiannually	(4,066)
		18,907,200	291,606	(E)	(186,715)	3/21/23	2.30% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	104,891
		27,162,500	757,073	(E)	(84,775)	3/21/28	2.45% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	672,298
		179,618,400	5,006,324	(E)	421,026	3/21/28	3 month USD-LIBOR-BBA — Quarterly	2.45%— Semiannually	(4,585,298)
		7,474,200	433,519	(E)	112,612	3/21/48	3 month USD-LIBOR-BBA — Quarterly	2.55%— Semiannually	(320,906)
		76,112,000	1,352,586	(E)	(629,840)	3/21/23	2.25% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	722,746
		2,078,000	20,400		3,557	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.63625%— Semiannually	(16,895)
		768,900	17,611		(6)	1/30/28	2.48875% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	17,627
		4,744,000	114,477		(34)	12/27/27	3 month USD-LIBOR-BBA — Quarterly	2.4685%— Semiannually	(111,396)
		727,000	17,807	(E)	(6)	2/26/28	2.48% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	17,801
		711,100	20,592		(10)	1/31/28	2.42% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	20,617
		3,391,000	91,533		(45)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.43766%— Semiannually	(89,854)
		3,391,000	98,719		(45)	1/4/28	3 month USD-LIBOR-BBA — Quarterly	2.41363%— Semiannually	(97,101)
		368,000	10,227	(E)	(5)	2/7/28	2.43625% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	10,222
		811,600	22,652	(E)	(11)	3/7/28	2.445% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	22,640
		1,524,800	37,473	(E)	(22)	2/7/28	2.4725% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	37,452
		1,285,000	32,545		(17)	1/10/28	3 month USD-LIBOR-BBA — Quarterly	2.4573%— Semiannually	(32,062)
		2,705,300	65,628	(E)	(38)	2/12/28	2.478% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	65,590
		4,790,000	102,027		(64)	1/11/28	2.50289% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	100,066
		2,598,000	53,592		(34)	1/11/28	3 month USD-LIBOR-BBA — Quarterly	2.5105%— Semiannually	(52,586)
		1,205,000	23,751	(E)	(17)	2/15/28	2.53% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	23,733
		856,000	12,986		(11)	1/12/28	2.5725% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	12,626
		1,525,000	22,241	(E)	(22)	2/27/28	2.592% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	22,219
		2,828,300	42,574		(38)	1/19/28	2.575% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	41,886
		595,000	10,310		(8)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54874%— Semiannually	(10,141)
		595,000	10,706		(8)	1/16/28	3 month USD-LIBOR-BBA — Quarterly	2.54121%— Semiannually	(10,540)
		1,039,000	2,782	(E)	(4)	4/16/20	2.30% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	2,779
		727,300	2,232	(E)	(3)	7/16/20	3 month USD-LIBOR-BBA — Quarterly	2.37625%— Semiannually	(2,235)
		1,039,000	2,555	(E)	(4)	4/18/20	2.315% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	2,551
		727,300	2,132	(E)	(3)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38625%— Semiannually	(2,134)
		1,081,000	4,209	(E)	(4)	1/18/21	2.47% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	4,205
		332,000	1,013	(E)	(1)	7/18/20	3 month USD-LIBOR-BBA — Quarterly	2.38%— Semiannually	(1,015)
		2,284,800	35,908	(E)	(32)	2/5/28	2.572% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	35,876
		1,646,000	18,875		(22)	1/22/28	2.616% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	18,574
		2,496,000	15,345		(33)	1/23/28	2.67597% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	14,917
		271,000	1,779	(E)	(4)	2/27/28	2.6825% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	1,775
		1,023,500	1,412		(4)	1/26/20	2.25885% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	1,386
		1,023,500	1,361		(4)	1/26/20	2.26143% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	1,335
		1,345,000	8,187		(18)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.677%— Semiannually	(8,098)
		1,345,000	8,248		(18)	1/26/28	3 month USD-LIBOR-BBA — Quarterly	2.6765%— Semiannually	(8,158)
		1,417,000	9,468		(19)	1/30/28	3 month USD-LIBOR-BBA — Quarterly	2.67158%— Semiannually	(9,521)
		2,212,000	1,349		(8)	1/30/20	3 month USD-LIBOR-BBA — Quarterly	2.3015%— Semiannually	(1,433)
		541,100	3,014	(E)	(8)	2/28/28	2.6925% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	3,007
		1,059,800	818	(E)	(4)	4/30/20	2.41625% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	814
		768,900	680	(E)	(3)	7/30/20	3 month USD-LIBOR-BBA — Quarterly	2.502%— Semiannually	(683)
		872,800	4,748		(12)	1/31/28	3 month USD-LIBOR-BBA — Quarterly	2.685%— Semiannually	(4,803)
		130,900	758	(E)	(2)	2/28/28	2.69% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	756
		1,662,000	9,580		(22)	1/30/28	2.68193% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	9,597
		633,000	2,577		(8)	2/1/28	3 month USD-LIBOR-BBA — Quarterly	2.7015%— Semiannually	(2,585)
		418,100	290	(E)	(6)	2/22/28	2.747% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	284
		408,000	843		(5)	2/2/28	2.7235% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	838
		408,000	343		(5)	2/2/28	2.7373% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	338
		408,000	282		(5)	2/2/28	2.739% — Semiannually	3 month USD-LIBOR-BBA— Quarterly	276
	AUD	57,305,000	525,164	(E)	(266,379)	3/21/23	2.40% — Semiannually	6 month AUD-BBR-BBSW— Semiannually	258,784
	AUD	7,000	126	(E)	(139)	3/21/28	2.75% — Semiannually	6 month AUD-BBR-BBSW— Semiannually	(13)
	CAD	26,349,000	403,825	(E)	(1,375)	3/21/23	3 month CAD-BA-CDOR — Semiannually	2.10%— Semiannually	(405,200)
	CAD	12,809,000	343,802	(E)	(204,470)	3/21/28	2.30% — Semiannually	3 month CAD-BA-CDOR— Semiannually	139,332
	CHF	16,122,000	180,023	(E)	(40,992)	3/21/23	—	0.15% plus 6 month CHF-LIBOR-BBA— Semiannually	139,030
	CHF	6,705,000	170,962	(E)	110,431	3/21/28	6 month CHF-LIBOR-BBA — Semiannually	0.25%— Annually	(60,531)
	EUR	91,000	1,480	(E)	1,473	3/21/23	6 month EUR-EURIBOR-REUTERS — Semiannually	0.25%— Annually	(7)
	EUR	35,735,000	1,060,943	(E)	74,230	3/21/28	6 month EUR-EURIBOR-REUTERS — Semiannually	0.85%— Annually	(986,713)
	GBP	9,371,000	162,699	(E)	(19,183)	3/21/23	1.10% — Semiannually	6 month GBP-LIBOR-BBA— Semiannually	143,515
	GBP	4,435,000	147,414	(E)	(508)	3/21/28	1.35% — Semiannually	6 month GBP-LIBOR-BBA— Semiannually	146,906
	NOK	185,039,000	458,271	(E)	(165,370)	3/21/23	1.40% — Annually	6 month NOK-NIBOR-NIBR— Semiannually	292,899
	NOK	34,147,000	119,501	(E)	(5,314)	3/21/28	6 month NOK-NIBOR-NIBR — Semiannually	1.90%— Annually	(124,815)
	NZD	15,747,000	80,990	(E)	(52,246)	3/21/28	3 month NZD-BBR-FRA — Quarterly	3.20%— Semiannually	(133,235)
	NZD	11,280,000	25,371	(E)	(18,320)	3/21/23	2.70% — Semiannually	3 month NZD-BBR-FRA— Quarterly	7,051
	SEK	106,813,000	211,853	(E)	(171,853)	3/21/23	0.40% — Annually	3 month SEK-STIBOR-SIDE— Quarterly	40,000
	SEK	63,645,000	212,721	(E)	29,711	3/21/28	3 month SEK-STIBOR-SIDE — Quarterly	1.15%— Annually	(183,010)

	Total				$(989,427)				$(3,742,778)

(E)	Extended effective date.

	OTC TOTAL RETURN SWAP CONTRACTS OUTSTANDING at 1/31/18 (Unaudited)

	Swap counterparty/notional amount		Value	Upfront premium received (paid)	Termination date	Payments received (paid) by fund	Total return received by or paid by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
		$243,947,417	$269,030,753	$—	11/16/18	3 month USD-LIBOR-BBA minus 0.07% — Quarterly	Russell 1000 Total Return Index — Quarterly	$(24,374,727)
		265,670,095	268,315,671	—	11/16/18	(3 month USD-LIBOR-BBA plus 0.10%) — Quarterly	A basket (MLFCF12) of common stocks— Quarterly*	2,549,870

	Barclays Bank PLC
		253,576	251,308	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,977)
		33,220	33,410	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	590
		190,813	189,106	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(1,488)
		4,757	4,751	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	51
		1,483,770	1,470,495	—	1/12/40	4.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.00% 30 year Fannie Mae pools — Monthly	(11,567)
		208,951	207,819	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(847)
		1,467,403	1,459,458	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(5,948)
		313,426	311,729	—	1/12/40	4.50% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 4.50% 30 year Fannie Mae pools — Monthly	(1,270)
		651,262	649,196	—	1/12/39	(6.00%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.00% 30 year Fannie Mae pools — Monthly	808
		78,812	78,720	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	849
		52,196	53,293	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(1,514)
		1,257,461	1,251,478	—	1/12/40	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(4,006)
		9,499,489	9,454,345	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(30,240)
		10,808,527	10,785,214	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	652

	Citibank, N.A.
		490,179	487,850	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,560)
		239,652	238,513	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(763)
		22,338,626	24,850,266	—	3/19/18	3 month USD-LIBOR-BBA plus 0.20% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(2,464,372)
		2,220,367	2,300,068	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Coach, Inc. — Monthly	(77,995)
		2,982,419	2,601,171	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	General Electric Co. — Monthly	383,539
		679,384	728,554	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HubSpot, Inc. — Monthly	(48,649)
		366,761	377,056	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ACI Worldwide, Inc. — Monthly	(10,013)
		217,710	215,751	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	OSI Systems, Inc. — Monthly	2,126
		2,957,319	2,921,715	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Kellogg Co. — Monthly	37,877
		2,243,630	2,199,094	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cerner Corp. — Monthly	46,259
		255,274	242,897	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Electronics for Imaging, Inc. — Monthly	12,574
		1,674,920	1,713,578	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Hanesbrands, Inc. — Monthly	(37,746)
		655,447	683,970	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Globus Medical, Inc. — Monthly	(28,020)
		561,223	617,526	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cornerstone OnDemand, Inc. — Monthly	(55,871)
		1,061,991	988,856	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	ICON PLC — Monthly	73,951
		368,292	387,386	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Super Micro Computer, Inc. — Monthly	(18,810)
		1,607,048	1,546,071	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Mylan NV — Monthly	62,212
		166,654	181,453	—	7/5/22	1 month USD-LIBOR-BBA minus 0.07% — Monthly	Evolent Health, Inc. — Monthly	(14,709)
		495,084	539,894	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paylocity Holding Corp. — Monthly	(44,430)
		2,114,013	2,191,873	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Quintiles IMS Holdings, Inc. — Monthly	(76,236)
		3,202,579	3,132,572	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Burlington Stores, Inc. — Monthly	72,468
		1,174,069	1,184,138	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	HealthSouth Corp. — Monthly	(9,167)
		662,969	604,628	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	NETSCOUT Systems, Inc. — Monthly	58,850
		1,697,502	1,899,810	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Tesla, Inc. — Monthly	(201,655)
		899,529	982,747	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Paycom Software, Inc. — Monthly	(82,527)
		599,204	628,963	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Cooper Tire & Rubber Co. — Monthly	(29,299)
		257,903	276,675	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pegasystems, Inc. — Monthly	(18,573)
		1,263,220	1,173,798	—	7/5/22	1 month USD-LIBOR-BBA minus 1.30% — Monthly	Signet Jewelers, Ltd. — Monthly	89,747
		1,448,172	1,501,596	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	XPO Logistics, Inc. — Monthly	(52,311)
		1,420,719	1,498,647	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ultimate Software Group, Inc. — Monthly	(76,836)
		1,597,343	1,696,268	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Triumph Group, Inc. — Monthly	(97,698)
		955,137	1,038,142	—	7/5/22	1 month USD-LIBOR-BBA minus 12.05% — Monthly	Ubiquiti Networks, Inc. — Monthly	(92,615)
		230,545	253,067	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Plantronics, Inc. — Monthly	(22,345)
		800,017	913,515	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	PTC, Inc. — Monthly	(112,883)
		1,809,509	2,080,928	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varian Medical Systems, Inc. — Monthly	(270,028)
		1,211,061	1,251,598	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Dycom Industries, Inc. — Monthly	(39,606)
		294,586	313,263	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Diebold Nixdorf, Inc. — Monthly	(18,620)
		174,801	152,491	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Under Armour, Inc. Class C — Monthly	22,249
		3,374,920	3,515,671	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Express Scripts Holding Co. — Monthly	(138,159)
		1,639,066	1,849,708	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Energizer Holdings, Inc. — Monthly	(209,382)
		679,878	705,929	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Ollie's Bargain Outlet Holdings, Inc. — Monthly	(25,529)
		507,685	516,114	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Inogen, Inc. — Monthly	(8,040)
		435,191	509,368	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Netgear, Inc. — Monthly	(73,842)
		705,902	666,422	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Pinnacle Financial Partners, Inc. — Monthly	40,022
		1,217,685	1,292,387	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	FLIR Systems, Inc. — Monthly	(73,766)
		339,407	345,723	—	7/5/22	1 month USD-LIBOR-BBA minus 1.25% — Monthly	Ebix, Inc. — Monthly	(6,208)
		728,503	694,815	—	7/5/22	1 month USD-LIBOR-BBA minus 1.85% — Monthly	B&G Foods, Inc. — Monthly	32,316
		4,374,696	4,664,611	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Nike, Inc. Class B — Monthly	(286,553)
		13,507,259	14,990,717	—	9/20/18	3 month USD-LIBOR-BBA plus 0.30% — Quarterly	MSCI Emerging Markets TR Net USD — Quarterly	(1,453,339)
		1,867,301	1,792,588	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Snap-on, Inc. — Monthly	76,148
		309,982	369,287	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	McDermott International, Inc — Monthly	(59,066)
		1,055,291	1,048,593	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	West Pharmaceutical Services — Monthly	6,043
		841,764	851,392	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	KBR, Inc. — Monthly	(8,981)
		428,522	452,699	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Varonis Systems, Inc.— Monthly	(23,848)
		851,584	865,756	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sabre Corp. — Monthly	(13,518)
		525,617	453,943	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Aerojet Rocketdyne Holdings, Inc. — Monthly	72,052
		238,706	237,509	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Luxoft Holding, Inc. — Monthly	1,369
		719,488	740,230	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	F.N.B. Corp. — Monthly	(20,213)
		342,772	365,222	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Select Medical Holdings Corp. — Monthly	(22,198)
		77,105,529	76,612,689	—	11/27/18	3 month USD-LIBOR-BBA plus 0.35% — Quarterly	Russell 1000 Total Return Index — Quarterly	519,958
		262,019,899	260,766,701	—	11/27/18	(3 month USD-LIBOR-BBA plus 0.37%) — Quarterly	A basket (CGPUTQL2) of common stocks— Quarterly *	(1,259,700)
		617,866	603,855	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Allscripts Healthcare Solutions, Inc. — Monthly	14,036
		442,031	436,489	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Sensient Technologies Corp. — Monthly	5,566
		700,505	692,955	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	LivaNova, PLC — Monthly	7,579
		937,946	914,652	—	7/5/22	1 month USD-LIBOR-BBA minus 0.35% — Monthly	Edgewell Personal Care — Monthly	23,328

	Credit Suisse International
		402,777	400,863	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,282)
		28,220	28,909	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	938
		185,769	189,671	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	5,389
		102,178	104,324	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	2,964
		867	885	—	1/12/43	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	25
		396,350	415,264	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	22,386
		210,831	220,892	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,908
		206,876	215,554	—	1/12/45	3.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	10,331
		277,603	284,379	—	1/12/41	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(9,229)
		52,568,060	51,671,853	—	7/26/18	3 month USD-LIBOR-BBA plus 0.09% — Quarterly	Russell 1000 Total Return Index — Quarterly	904,313

	Deutsche Bank AG
		58,277,647	63,857,191	—	3/7/18	(3 month USD-LIBOR-BBA plus 0.31%) — Quarterly	DB Custom PT Long 15 PR Index — Quarterly *	5,447,927
		55,721,777	59,631,968	—	3/7/18	3 month USD-LIBOR-BBA minus 0.45% — Quarterly	DB Custom PT Short 15 PR Index — Quarterly*	(4,000,372)

	Goldman Sachs International
		120,819	120,678	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,302
		93,214	93,106	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,004
		266,661	268,188	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	4,738
		164,121	163,929	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,768
		532,068	529,540	—	1/12/41	5.00% (1 month USD-LIBOR) — Monthly	Synthetic MBX Index 5.00% 30 year Fannie Mae pools — Monthly	(1,694)
		591,384	590,108	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	36
		222,147	221,668	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	13
		103,418	104,010	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	1,837
		810,095	808,348	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	49
		37,999	37,917	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	2
		101,318	101,100	—	1/12/38	(6.50%) 1 month USD-LIBOR — Monthly	Synthetic MBX Index 6.50% 30 year Fannie Mae pools — Monthly	6
		4,908	4,902	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	53
		132,412	132,258	—	1/12/38	6.50% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.50% 30 year Fannie Mae pools — Monthly	1,426
		193,223	194,330	—	1/12/39	6.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 6.00% 30 year Fannie Mae pools — Monthly	3,433
		7,235	7,411	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	241
		5,098,496	5,043,831	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Scaled 3x Excess Return Strategy — Monthly	(55,494)
		209,269	219,255	—	1/12/45	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	11,820
		236,617	241,587	—	1/12/43	(3.50%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.50% 30 year Fannie Mae pools — Monthly	(6,864)
		15,269,770	15,135,972	—	12/15/20	(0.45%) — Monthly	Goldman Sachs Volatility Carry US Series 30 Excess Return Strategy — Monthly	(136,279)
		225,159	228,378	—	1/12/44	(3.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 3.00% 30 year Fannie Mae pools — Monthly	(4,944)
		9,944,032	9,821,959	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	(123,150)
		3,164,979	3,169,931	—	12/15/20	(0.30%) — Monthly	Goldman Sachs Volatility Carry US Excess Return Strategy — Monthly	4,609
		198,707,841	199,525,905	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.50%) — Monthly	A basket (GSGLPWDL) of common stocks— Monthly*	739,823
		186,111,699	187,161,447	—	12/15/20	1 month USD-LIBOR-BBA minus 0.15% — Monthly	A basket (GSGLPWDS) of common stocks— Monthly*	(1,014,695)
		125,164,170	127,204,009	—	12/15/20	(1 month USD-LIBOR-BBA plus 0.44%) — Monthly	A basket (GSCBPUR1) of common stocks— Monthly*	1,972,993
		5,669,138	5,840,708	—	12/12/18	1 month USD-LIBOR-BBA plus 0.46% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(166,482)

	JPMorgan Chase Bank N.A.
		36,701	37,597	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	1,220
		205,447	210,462	—	1/12/41	4.00% (1 month USD-LIBOR) — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	6,830
		127,717,527	129,113,648	—	12/12/18	1 month USD-LIBOR-BBA minus 0.55% — Monthly	A basket (JPCMPTSH) of common stocks— Monthly*	(1,384,691)

	JPMorgan Securities LLC
		244,935	256,624	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(13,834)
		571,515	598,788	—	1/12/45	(4.00%) 1 month USD-LIBOR — Monthly	Synthetic TRS Index 4.00% 30 year Fannie Mae pools — Monthly	(32,280)

	UBS AG
		95,809,526	97,060,600	—	8/21/18	1 month USD-LIBOR-BBA plus 0.25% — Monthly	MSCI Emerging Markets TR Net USD — Monthly	(1,212,536)

		Upfront premium received		—			Unrealized appreciation	13,372,473

		Upfront premium (paid)		—			Unrealized (depreciation)	(40,283,089)

			Total	$—			Total	$(26,910,616)

*	The 50 largest components, and any individual component greater than 1% of basket value, are shown below.

A BASKET (MLFCF12) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Microsoft Corp.	Information Technology	118,481	$11,256,832	4.20%
Alphabet, Inc. Class A	Information Technology	9,462	11,186,640	4.17%
JPMorgan Chase & Co.	Financials	72,816	8,422,595	3.14%
Apple, Inc.	Information Technology	38,757	6,489,015	2.42%
UnitedHealth Group, Inc.	Health Care	26,301	6,227,568	2.32%
Citigroup, Inc.	Financials	78,463	6,157,782	2.29%
Verizon Communications, Inc.	Telecommunication Services	113,229	6,122,299	2.28%
Boeing Co. (The)	Industrials	15,040	5,329,849	1.99%
Exxon Mobil Corp.	Energy	55,525	4,847,334	1.81%
Home Depot, Inc. (The)	Consumer Discretionary	22,734	4,567,349	1.70%
Lowe's Cos., Inc.	Consumer Discretionary	42,903	4,493,231	1.67%
Johnson & Johnson	Health Care	31,048	4,290,539	1.60%
Texas Instruments, Inc.	Information Technology	35,122	3,851,853	1.44%
PepsiCo, Inc.	Consumer Staples	29,749	3,578,820	1.33%
Union Pacific Corp.	Industrials	26,223	3,500,760	1.30%
Chevron Corp.	Energy	26,508	3,322,806	1.24%
NXP Semiconductor NV	Information Technology	26,235	3,156,621	1.18%
Valero Energy Corp.	Energy	31,318	3,005,628	1.12%
Anthem, Inc.	Health Care	10,792	2,674,699	1.00%
McDonald's Corp.	Consumer Discretionary	14,630	2,503,707	0.93%
IBM Corp.	Information Technology	14,963	2,449,482	0.91%
Northrop Grumman Corp.	Industrials	7,184	2,446,480	0.91%
Ralph Lauren Corp.	Consumer Discretionary	21,243	2,428,251	0.90%
HP, Inc.	Information Technology	100,365	2,340,515	0.87%
Facebook, Inc. Class A	Information Technology	12,488	2,333,847	0.87%
McKesson Corp.	Health Care	13,750	2,322,085	0.87%
Electronic Arts, Inc.	Information Technology	17,877	2,269,657	0.85%
Merck & Co., Inc.	Health Care	38,111	2,258,049	0.84%
L3 Technologies, Inc.	Industrials	10,184	2,163,671	0.81%
Humana, Inc.	Health Care	7,480	2,108,104	0.79%
Cigna Corp.	Health Care	9,819	2,045,785	0.76%
Celgene Corp.	Health Care	20,099	2,033,252	0.76%
Southwest Airlines Co.	Industrials	33,142	2,015,056	0.75%
Eli Lilly & Co.	Health Care	24,415	1,988,620	0.74%
Tyson Foods, Inc. Class A	Consumer Staples	26,125	1,988,388	0.74%
Entergy Corp.	Utilities	25,224	1,984,863	0.74%
Walgreens Boots Alliance, Inc.	Consumer Staples	25,889	1,948,442	0.73%
Cummins, Inc.	Industrials	9,904	1,861,954	0.69%
Prudential Financial, Inc.	Financials	15,533	1,845,584	0.69%
Kimberly-Clark Corp.	Consumer Staples	15,549	1,819,216	0.68%
AbbVie, Inc.	Health Care	16,159	1,813,324	0.68%
Intuit, Inc.	Information Technology	10,790	1,811,596	0.68%
Discovery Communications, Inc. Class A	Consumer Discretionary	72,027	1,805,709	0.67%
Williams Cos., Inc. (The)	Energy	56,741	1,781,109	0.66%
Marathon Petroleum Corp.	Energy	24,839	1,720,606	0.64%
E*Trade Financial Corp.	Financials	32,496	1,712,523	0.64%
Procter & Gamble Co. (The)	Consumer Staples	19,570	1,689,712	0.63%
Sherwin-Williams Co. (The)	Materials	4,039	1,684,571	0.63%
Sysco Corp.	Consumer Staples	26,260	1,650,941	0.62%
Walt Disney Co. (The)	Consumer Discretionary	14,954	1,625,104	0.61%

A BASKET (CGPUTQL2) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

JPMorgan Chase & Co.	Financials	65,390	$7,563,691	2.90%
Alphabet, Inc. Class A	Information Technology	5,536	6,544,591	2.51%
McDonald's Corp.	Consumer Discretionary	29,882	5,113,991	1.96%
Apple, Inc.	Information Technology	28,782	4,818,993	1.85%
Raytheon Co.	Industrials	22,650	4,732,586	1.81%
Northrop Grumman Corp.	Industrials	13,887	4,728,844	1.81%
Texas Instruments, Inc.	Information Technology	43,102	4,726,960	1.81%
PNC Financial Services Group, Inc. (The)	Financials	29,794	4,708,064	1.81%
Time Warner, Inc.	Consumer Discretionary	49,309	4,701,634	1.80%
American Express Co.	Financials	46,946	4,666,431	1.79%
Danaher Corp.	Health Care	44,706	4,527,828	1.74%
eBay, Inc.	Information Technology	111,045	4,506,226	1.73%
Exxon Mobil Corp.	Energy	50,798	4,434,679	1.70%
Humana, Inc.	Health Care	15,350	4,326,039	1.66%
Intuit, Inc.	Information Technology	25,565	4,292,289	1.65%
Cognizant Technology Solutions Corp. Class A	Information Technology	54,946	4,284,673	1.64%
Constellation Brands, Inc. Class A	Consumer Staples	19,429	4,264,035	1.64%
Occidental Petroleum Corp.	Energy	55,907	4,191,353	1.61%
Lowe's Cos., Inc.	Consumer Discretionary	39,783	4,166,426	1.60%
Pfizer, Inc.	Health Care	106,422	3,941,866	1.51%
Honeywell International, Inc.	Industrials	24,553	3,920,414	1.50%
American Electric Power Co., Inc.	Utilities	54,216	3,728,990	1.43%
TJX Cos., Inc. (The)	Consumer Discretionary	44,663	3,587,295	1.38%
Kimberly-Clark Corp.	Consumer Staples	30,071	3,518,357	1.35%
Johnson & Johnson	Health Care	25,246	3,488,727	1.34%
Baxter International, Inc.	Health Care	44,424	3,199,836	1.23%
Norfolk Southern Corp.	Industrials	19,902	3,002,860	1.15%
Allstate Corp. (The)	Financials	30,283	2,991,069	1.15%
Walt Disney Co. (The)	Consumer Discretionary	26,581	2,888,587	1.11%
Microsoft Corp.	Information Technology	30,346	2,883,154	1.11%
Duke Energy Corp.	Utilities	36,642	2,876,383	1.10%
Facebook, Inc. Class A	Information Technology	14,666	2,740,901	1.05%
Verizon Communications, Inc.	Telecommunication Services	50,554	2,733,474	1.05%
General Dynamics Corp.	Industrials	12,272	2,730,319	1.05%
HP, Inc.	Information Technology	114,925	2,680,058	1.03%
Fidelity National Information Services, Inc.	Information Technology	26,021	2,663,468	1.02%
Marathon Petroleum Corp.	Energy	38,224	2,647,773	1.02%
Crown Holdings, Inc.	Materials	41,998	2,438,000	0.93%
Applied Materials, Inc.	Information Technology	43,838	2,351,047	0.90%
F5 Networks, Inc.	Information Technology	16,196	2,341,040	0.90%
Sysco Corp.	Consumer Staples	36,746	2,310,219	0.89%
Kinder Morgan, Inc.	Energy	124,313	2,235,142	0.86%
NetApp, Inc.	Information Technology	36,335	2,234,576	0.86%
Harris Corp.	Industrials	13,972	2,226,791	0.85%
Monster Beverage Corp.	Consumer Staples	31,820	2,171,090	0.83%
Ross Stores, Inc.	Consumer Discretionary	25,984	2,140,791	0.82%
Waste Management, Inc.	Industrials	23,961	2,118,871	0.81%
Red Hat, Inc.	Information Technology	15,906	2,089,763	0.80%
Travelers Cos., Inc. (The)	Financials	13,680	2,050,960	0.79%
Merck & Co., Inc.	Health Care	32,189	1,907,202	0.73%

DB CUSTOM PT LONG 15 PR INDEX
				Percentage
Common stocks	Sector	Shares	Value	value

Deutsche Lufthansa AG (Germany)	Industrials	131,724	$4,716,864	7.39%
Flight Centre Travel Group, Ltd. (Australia)	Consumer Discretionary	88,782	3,668,603	5.75%
Covestro AG (Germany)	Materials	27,662	3,190,292	5.00%
Credit Agricole SA (France)	Financials	155,961	2,948,326	4.62%
3i Group PLC (United Kingdom)	Financials	221,559	2,934,545	4.60%
Anglo American PLC (United Kingdom)	Materials	120,659	2,931,666	4.59%
Qantas Airways, Ltd. (Australia)	Industrials	671,527	2,865,664	4.49%
JX Holdings, Inc. (Japan)	Energy	411,808	2,730,672	4.28%
Deutsche Post AG (Germany)	Industrials	55,851	2,648,760	4.15%
AXA SA (France)	Financials	79,561	2,626,002	4.11%
Persimmon PLC (United Kingdom)	Consumer Discretionary	73,238	2,605,798	4.08%
E.ON SE (Germany)	Utilities	245,533	2,587,376	4.05%
Rio Tinto PLC (United Kingdom)	Materials	46,367	2,586,004	4.05%
Societe Generale SA (France)	Financials	41,888	2,444,998	3.83%
Medipal Holdings Corp. (Japan)	Health Care	118,288	2,314,717	3.62%
Bayer AG (Germany)	Health Care	17,388	2,283,462	3.58%
Peugeot SA (France)	Consumer Discretionary	99,846	2,250,102	3.52%
Japan Airlines Co., Ltd. (Japan)	Industrials	59,012	2,223,596	3.48%
Sumitomo Mitsui Financial Group, Inc. (Japan)	Financials	49,528	2,213,348	3.47%
Marks & Spencer Group PLC (United Kingdom)	Consumer Discretionary	462,877	1,983,259	3.11%
Mizuho Financial Group, Inc. (Japan)	Financials	1,042,724	1,961,168	3.07%
Sanofi (France)	Health Care	22,130	1,960,633	3.07%
Harvey Norman Holdings, Ltd. (Australia)	Consumer Discretionary	519,255	1,900,509	2.98%
Coca-Cola Amatil, Ltd. (Australia)	Consumer Staples	247,904	1,682,202	2.63%
Fortescue Metals Group, Ltd. (Australia)	Materials	398,029	1,598,626	2.50%

DB CUSTOM PT SHORT 15 PR INDEX†
				Percentage
Common stocks	Sector	Shares	Value	value

Infineon Technologies AG (Germany)	Information Technology	106,433	$3,103,908	5.21%
Groupe Eurotunnel SA (France)	Industrials	209,178	2,944,587	4.94%
Accor SA (France)	Consumer Discretionary	49,001	2,798,845	4.69%
Santos, Ltd. (Australia)	Energy	677,061	2,796,075	4.69%
Cobham PLC (United Kingdom)	Industrials	1,483,061	2,757,500	4.62%
Dassault Systemes SA (France)	Information Technology	23,710	2,743,421	4.60%
Adidas AG (Germany)	Consumer Discretionary	11,328	2,643,236	4.43%
Royal Bank of Scotland Group PLC (United Kingdom)	Financials	643,603	2,633,134	4.42%
Air Liquide SA (France)	Materials	19,416	2,625,559	4.40%
Symrise AG (Germany)	Materials	31,087	2,608,622	4.37%
Weir Group PLC (The) (United Kingdom)	Industrials	82,078	2,578,322	4.32%
Hamamatsu Photonics KK (Japan)	Information Technology	65,599	2,421,898	4.06%
SAP AG (Germany)	Information Technology	20,549	2,325,152	3.90%
Sydney Airport (Australia)	Industrials	410,715	2,264,847	3.80%
MAN SE (Germany)	Industrials	18,705	2,232,295	3.74%
Aeon Co., Ltd. (Japan)	Consumer Staples	129,880	2,210,177	3.71%
Transurban Group (Units) (Australia)	Industrials	226,730	2,206,806	3.70%
Ono Pharmaceutical Co., Ltd. (Japan)	Health Care	87,880	2,169,336	3.64%
Odakyu Electric Railway Co., Ltd. (Japan)	Industrials	96,949	2,131,621	3.57%
Fresnillo PLC (Mexico)	Materials	107,750	2,059,356	3.45%
Zodiac Aerospace (France)	Industrials	65,862	2,053,647	3.44%
APA Group (Units) (Australia)	Utilities	294,798	1,924,024	3.23%
Asics Corp. (Japan)	Consumer Discretionary	110,385	1,816,231	3.05%
Inmarsat PLC (United Kingdom)	Telecommunication Services	229,477	1,515,792	2.54%

†	†Excludes cash component.

A BASKET (GSGLPWDL) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Royal Dutch Shell PLC Class A (United Kingdom)	Energy	52,483	$1,835,019	0.92%
Repsol SA (Spain)	Energy	93,695	1,762,929	0.88%
Total SA (France)	Energy	30,372	1,758,509	0.88%
Avery Dennison Corp.	Materials	14,325	1,757,446	0.88%
Synopsys, Inc.	Information Technology	18,869	1,747,481	0.88%
PepsiCo, Inc.	Consumer Staples	14,326	1,723,439	0.86%
Monsanto Co.	Materials	14,122	1,720,097	0.86%
Bank of Nova Scotia (The) (Canada)	Financials	24,467	1,625,567	0.81%
Torchmark Corp.	Financials	17,855	1,622,081	0.81%
Eversource Energy	Utilities	25,454	1,605,862	0.80%
Allianz SE (Germany)	Financials	6,354	1,605,447	0.80%
Cigna Corp.	Health Care	7,532	1,569,230	0.79%
WEC Energy Group, Inc.	Utilities	24,075	1,548,048	0.78%
Xcel Energy, Inc.	Utilities	32,285	1,473,479	0.74%
Valero Energy Corp.	Energy	15,031	1,442,569	0.72%
NextEra Energy, Inc.	Utilities	9,047	1,433,282	0.72%
ING Groep NV (Netherlands)	Financials	71,095	1,397,280	0.70%
Raytheon Co.	Industrials	6,665	1,392,633	0.70%
Swiss Life Holding AG (Switzerland)	Financials	3,603	1,352,919	0.68%
AXA SA (France)	Financials	40,092	1,318,816	0.66%
ITOCHU Corp. (Japan)	Industrials	67,163	1,315,939	0.66%
Japan Post Bank Co., Ltd. (Japan)	Financials	94,527	1,275,425	0.64%
Royal Bank of Canada (Canada)	Financials	14,598	1,249,977	0.63%
Honeywell International, Inc.	Industrials	7,824	1,249,196	0.63%
Swisscom AG (Switzerland)	Telecommunication Services	2,190	1,196,079	0.60%
Baloise Holding AG (Switzerland)	Financials	7,297	1,194,075	0.60%
Berkeley Group Holdings PLC (The) (United Kingdom)	Consumer Discretionary	20,970	1,180,844	0.59%
Beiersdorf AG (Germany)	Consumer Staples	9,658	1,145,073	0.57%
Canadian National Railway Co. (Canada)	Industrials	14,256	1,142,601	0.57%
Muenchener Rueckversicherungs-Gesellschaft AG in Muenchen (Germany)	Financials	4,824	1,135,318	0.57%
Canadian Imperial Bank of Commerce (Canada)	Financials	11,377	1,127,112	0.56%
Exxon Mobil Corp.	Energy	12,614	1,101,242	0.55%
Ingredion, Inc.	Consumer Staples	7,617	1,094,149	0.55%
Lockheed Martin Corp.	Industrials	3,037	1,077,565	0.54%
SBI Holdings, Inc. (Japan)	Financials	43,870	1,060,480	0.53%
Accenture PLC Class A	Information Technology	6,559	1,053,976	0.53%
AGNC Investment Corp. (R)	Financials	55,579	1,044,327	0.52%
Phillips 66	Energy	9,926	1,016,450	0.51%
Atmos Energy Corp.	Utilities	12,243	1,014,968	0.51%
Danaher Corp.	Health Care	9,957	1,008,494	0.51%
Klepierre (R) (France)	Real Estate	22,002	1,004,966	0.50%
Porsche Automobil Holding SE (Preference) (Germany)	Consumer Discretionary	10,604	979,549	0.49%
Time Warner, Inc.	Consumer Discretionary	10,148	967,630	0.48%
Eni SpA (Italy)	Energy	53,545	963,011	0.48%
NN Group NV (Netherlands)	Financials	20,337	959,459	0.48%
Hilton Worldwide Holdings, Inc.	Consumer Discretionary	11,169	956,627	0.48%
Baxter International, Inc.	Health Care	13,047	939,781	0.47%
Mitsui & Co., Ltd. (Japan)	Industrials	53,409	936,389	0.47%
UnitedHealth Group, Inc.	Health Care	3,935	931,637	0.47%
Amphenol Corp. Class A	Information Technology	10,017	929,276	0.47%

A BASKET (GSGLPWDS) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

U.S. Bancorp	Financials	29,909	$1,708,984	0.91%
Berkshire Hathaway, Inc. Class B	Financials	7,702	1,651,049	0.88%
Anheuser-Busch InBev SA/NV (Belgium)	Consumer Staples	13,733	1,553,964	0.83%
Dominion Energy, Inc.	Utilities	18,951	1,448,648	0.77%
PNC Financial Services Group, Inc. (The)	Financials	8,192	1,294,457	0.69%
Ball Corp.	Materials	33,610	1,286,598	0.69%
Wells Fargo & Co.	Financials	19,499	1,282,668	0.69%
JPMorgan Chase & Co.	Financials	10,431	1,206,594	0.64%
Heineken NV (Netherlands)	Consumer Staples	10,614	1,193,382	0.64%
Ferrovial SA (Spain)	Industrials	50,192	1,151,290	0.62%
Cincinnati Financial Corp.	Financials	14,813	1,139,122	0.61%
W.R. Berkley Corp.	Financials	15,579	1,136,941	0.61%
Bouygues SA (France)	Industrials	19,320	1,073,908	0.57%
Markel Corp.	Financials	906	1,040,222	0.56%
Alleghany Corp.	Financials	1,653	1,037,322	0.55%
Realty Income Corp. (R)	Real Estate	19,429	1,033,413	0.55%
Aeon Co., Ltd. (Japan)	Consumer Staples	60,483	1,029,110	0.55%
Enbridge, Inc. (Canada)	Energy	28,054	1,027,048	0.55%
Prudential PLC (United Kingdom)	Financials	37,368	1,011,257	0.54%
Novartis AG (Switzerland)	Health Care	11,050	999,607	0.53%
Huntington Bancshares, Inc.	Financials	61,613	996,895	0.53%
Telefonica SA (Spain)	Telecommunication Services	96,442	988,195	0.53%
HCA Healthcare, Inc.	Health Care	9,678	978,981	0.52%
Brookfield Asset Management, Inc. (Canada)	Financials	23,324	976,208	0.52%
Continental AG (Germany)	Consumer Discretionary	3,234	970,321	0.52%
W.R. Grace & Co.	Materials	12,964	956,994	0.51%
Accor SA (France)	Consumer Discretionary	16,795	956,040	0.51%
Duke Energy Corp.	Utilities	11,797	926,036	0.49%
M&T Bank Corp.	Financials	4,814	918,454	0.49%
CNH Industrial NV (United Kingdom)	Industrials	60,888	900,725	0.48%
Eisai Co., Ltd. (Japan)	Health Care	15,777	900,468	0.48%
Airbus SE (France)	Industrials	7,815	897,524	0.48%
Pembina Pipeline Corp. (Canada)	Energy	26,205	893,306	0.48%
BB&T Corp.	Financials	16,089	887,943	0.47%
American International Group, Inc.	Financials	13,881	887,242	0.47%
Svenska Handelsbanken AB (Sweden)	Financials	60,933	886,560	0.47%
Emera, Inc. (Canada)	Utilities	23,899	884,074	0.47%
Credit Suisse Group AG (Switzerland)	Financials	45,246	873,073	0.47%
Suncor Energy, Inc. (Canada)	Energy	24,030	870,540	0.47%
American Electric Power Co., Inc.	Utilities	12,551	863,269	0.46%
Arthur J. Gallagher & Co.	Financials	12,520	855,357	0.46%
ServiceNow, Inc.	Information Technology	5,696	847,945	0.45%
Johnson Controls International PLC	Industrials	21,513	841,816	0.45%
SAP AG (Germany)	Information Technology	7,446	839,631	0.45%
People's United Financial, Inc.	Financials	42,686	839,630	0.45%
Symrise AG (Germany)	Materials	9,892	827,315	0.44%
Chubb, Ltd.	Financials	5,284	825,118	0.44%
salesforce.com, Inc.	Information Technology	7,176	817,371	0.44%
Daimler AG (Registered Shares) (Germany)	Consumer Discretionary	8,924	816,921	0.44%
Bureau Veritas SA (France)	Industrials	27,754	813,544	0.43%

A BASKET (GSCBPUR1) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Becton Dickinson and Co.	Health Care	13,871	$3,369,809	2.65%
BlackRock, Inc.	Financials	4,772	2,680,679	2.11%
Danaher Corp.	Health Care	26,218	2,655,401	2.09%
Kraft Heinz Co. (The)	Consumer Staples	31,183	2,444,435	1.92%
Invesco, Ltd.	Financials	64,733	2,338,812	1.84%
Bank of America Corp.	Financials	71,892	2,300,555	1.81%
Amazon.com, Inc.	Consumer Discretionary	1,534	2,224,953	1.75%
PepsiCo, Inc.	Consumer Staples	18,487	2,223,938	1.75%
Honeywell International, Inc.	Industrials	12,839	2,050,019	1.61%
Visa, Inc. Class A	Information Technology	15,789	1,961,505	1.54%
SunTrust Banks, Inc.	Financials	27,053	1,912,642	1.50%
W.R. Grace & Co.	Materials	24,854	1,834,714	1.44%
Intuitive Surgical, Inc.	Health Care	4,173	1,801,426	1.42%
Agilent Technologies, Inc.	Health Care	20,759	1,524,360	1.20%
Intercontinental Exchange, Inc.	Financials	20,168	1,489,213	1.17%
Raytheon Co.	Industrials	7,018	1,466,278	1.15%
Boston Scientific Corp.	Health Care	51,114	1,429,134	1.12%
Sherwin-Williams Co. (The)	Materials	3,408	1,421,357	1.12%
Fortive Corp.	Industrials	18,123	1,377,676	1.08%
Jazz Pharmaceuticals PLC	Health Care	9,245	1,347,353	1.06%
Bio-Rad Laboratories, Inc. Class A	Health Care	4,970	1,285,007	1.01%
DowDuPont, Inc.	Materials	16,258	1,228,742	0.97%
CF Industries Holdings, Inc.	Materials	28,778	1,221,359	0.96%
Alphabet, Inc. Class C	Information Technology	991	1,159,661	0.91%
Hartford Financial Services Group, Inc. (The)	Financials	19,526	1,147,371	0.90%
Northrop Grumman Corp.	Industrials	3,266	1,112,061	0.87%
Sealed Air Corp.	Materials	22,161	1,049,320	0.82%
Assured Guaranty, Ltd.	Financials	29,141	1,037,129	0.82%
O'Reilly Automotive, Inc.	Consumer Discretionary	3,768	997,425	0.78%
Costco Wholesale Corp.	Consumer Staples	5,086	991,021	0.78%
Amgen, Inc.	Health Care	5,226	972,296	0.76%
Republic Services, Inc.	Industrials	13,915	957,339	0.75%
L Brands, Inc.	Consumer Discretionary	19,091	956,282	0.75%
KKR & Co. LP	Financials	39,698	955,935	0.75%
Albemarle Corp.	Materials	8,548	953,829	0.75%
Rockwell Automation, Inc.	Industrials	4,559	899,359	0.71%
Alcoa Corp.	Materials	17,161	892,716	0.70%
American Financial Group, Inc.	Financials	7,874	892,391	0.70%
Fortune Brands Home & Security, Inc.	Industrials	12,284	871,327	0.68%
TJX Cos., Inc. (The)	Consumer Discretionary	10,773	865,312	0.68%
Cummins, Inc.	Industrials	4,577	860,457	0.68%
Molson Coors Brewing Co. Class B	Consumer Staples	10,214	858,197	0.67%
Investors Bancorp, Inc.	Financials	62,391	854,140	0.67%
Dover Corp.	Industrials	7,935	842,737	0.66%
Alibaba Group Holding, Ltd. ADR (China)	Information Technology	4,109	839,521	0.66%
Norfolk Southern Corp.	Industrials	5,465	824,603	0.65%
American International Group, Inc.	Financials	12,681	810,550	0.64%
Kimberly-Clark Corp.	Consumer Staples	6,923	809,991	0.64%
Ares Capital Corp.	Financials	50,635	807,621	0.63%
General Dynamics Corp.	Industrials	3,618	804,934	0.63%

A BASKET (JPCMPTSH) OF COMMON STOCKS
				Percentage
Common stocks	Sector	Shares	Value	value

Thermo Fisher Scientific, Inc.	Health Care	12,919	$2,895,330	2.24%
Archer-Daniels-Midland Co.	Consumer Staples	58,264	2,502,420	1.94%
CME Group, Inc.	Financials	15,995	2,454,970	1.90%
Franklin Resources, Inc.	Financials	55,380	2,348,657	1.82%
Medtronic PLC	Health Care	25,890	2,223,663	1.72%
WestRock Co.	Materials	31,895	2,125,180	1.65%
Netflix, Inc.	Consumer Discretionary	6,627	1,791,264	1.39%
United Parcel Service, Inc. Class B	Industrials	13,968	1,778,378	1.38%
Praxair, Inc.	Materials	10,254	1,655,937	1.28%
Fiserv, Inc.	Information Technology	11,260	1,585,817	1.23%
Progressive Corp. (The)	Financials	28,790	1,557,521	1.21%
Hill-Rom Holdings, Inc.	Health Care	17,903	1,527,645	1.18%
Phillips 66	Energy	13,158	1,347,358	1.04%
Michael Kors Holdings, Ltd.	Consumer Discretionary	20,206	1,333,627	1.03%
Travelers Cos., Inc. (The)	Financials	8,770	1,314,823	1.02%
Target Corp.	Consumer Discretionary	16,931	1,273,583	0.99%
Xcel Energy, Inc.	Utilities	26,672	1,217,293	0.94%
Varian Medical Systems, Inc.	Health Care	9,447	1,204,439	0.93%
Kohl's Corp.	Consumer Discretionary	18,139	1,174,859	0.91%
Coca-Cola Co. (The)	Consumer Staples	24,546	1,168,147	0.90%
Lockheed Martin Corp.	Industrials	3,172	1,125,708	0.87%
T Rowe Price Group, Inc.	Financials	9,894	1,104,438	0.86%
Procter & Gamble Co. (The)	Consumer Staples	12,622	1,089,768	0.84%
Ecolab, Inc.	Materials	7,909	1,088,914	0.84%
NVIDIA Corp.	Information Technology	4,406	1,082,942	0.84%
Deere & Co.	Industrials	6,478	1,078,002	0.83%
STERIS PLC (United Kingdom)	Health Care	11,817	1,074,411	0.83%
WEC Energy Group, Inc.	Utilities	16,708	1,074,337	0.83%
Aflac, Inc.	Financials	11,836	1,043,941	0.81%
Stryker Corp.	Health Care	6,289	1,033,728	0.80%
Altria Group, Inc.	Consumer Staples	14,634	1,029,342	0.80%
Dominion Energy, Inc.	Utilities	13,284	1,015,451	0.79%
Textron, Inc.	Industrials	17,201	1,009,210	0.78%
Intel Corp.	Information Technology	20,868	1,004,608	0.78%
PerkinElmer, Inc.	Health Care	12,389	993,116	0.77%
Boeing Co. (The)	Industrials	2,730	967,546	0.75%
Duke Energy Corp.	Utilities	12,024	943,914	0.73%
Consolidated Edison, Inc.	Utilities	11,445	919,701	0.71%
Invitation Homes, Inc. (R)	Real Estate	39,695	892,749	0.69%
Brighthouse Financial, Inc.	Financials	13,258	851,983	0.66%
Advanced Micro Devices, Inc.	Information Technology	60,280	828,250	0.64%
LyondellBasell Industries NV Class A	Materials	6,847	820,601	0.64%
FedEx Corp.	Industrials	3,107	815,602	0.63%
Commerce Bancshares, Inc./MO	Financials	13,892	812,849	0.63%
Illinois Tool Works, Inc.	Industrials	4,676	812,048	0.63%
Baker Hughes a GE Co.	Energy	25,236	811,333	0.63%
Prudential Financial, Inc.	Financials	6,521	774,840	0.60%
Brown-Forman Corp. Class B	Consumer Staples	11,006	762,723	0.59%
Home Depot, Inc. (The)	Consumer Discretionary	3,756	754,484	0.58%
Spirit AeroSystems Holdings, Inc. Class A	Industrials	7,244	741,463	0.57%

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Swap counterparty/referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	Bank of America N.A.
	CMBX NA BBB-.6 Index	BBB-/P	$4,580	$67,000	$9,936	5/11/63	300 bp — Monthly	$(5,317)
	CMBX NA BBB-.6 Index	BBB-/P	6,498	114,000	16,906	5/11/63	300 bp — Monthly	(10,342)
	CMBX NA BBB-.6 Index	BBB-/P	15,001	243,000	36,037	5/11/63	300 bp — Monthly	(20,894)

	Barclays Bank PLC
	CMBX NA BBB-.6 Index	BBB-/P	26,163	236,000	34,999	5/11/63	300 bp — Monthly	(8,698)
	CMBX NA BBB-.7 Index	BBB-/P	6,430	1,144,000	119,090	1/17/47	300 bp — Monthly	(111,993)

	Credit Suisse International
	CMBX NA BBB-.6 Index	BBB-/P	159,438	1,259,000	186,710	5/11/63	300 bp — Monthly	(26,537)
	CMBX NA BBB-.6 Index	BBB-/P	544,120	5,089,000	754,699	5/11/63	300 bp — Monthly	(207,610)
	CMBX NA BBB-.7 Index	BBB-/P	41,182	521,000	54,236	1/17/47	300 bp — Monthly	(12,750)
	CMBX NA BBB-.7 Index	BBB-/P	663,460	8,976,000	934,402	1/17/47	300 bp — Monthly	(265,706)

	Goldman Sachs International
	CMBX NA A.6 Index	A/P	40,406	794,000	32,951	5/11/63	200 bp — Monthly	7,764
	CMBX NA BBB-.6 Index	BBB-/P	2,532	32,000	4,746	5/11/63	300 bp — Monthly	(2,195)
	CMBX NA BBB-.6 Index	BBB-/P	5,316	63,000	9,343	5/11/63	300 bp — Monthly	(3,990)
	CMBX NA BBB-.6 Index	BBB-/P	4,360	64,000	9,491	5/11/63	300 bp — Monthly	(5,094)
	CMBX NA BBB-.6 Index	BBB-/P	6,412	74,000	10,974	5/11/63	300 bp — Monthly	(4,520)
	CMBX NA BBB-.6 Index	BBB-/P	7,848	93,000	13,792	5/11/63	300 bp — Monthly	(5,890)
	CMBX NA BBB-.6 Index	BBB-/P	14,746	134,000	19,872	5/11/63	300 bp — Monthly	(5,048)
	CMBX NA BBB-.6 Index	BBB-/P	17,443	202,000	29,957	5/11/63	300 bp — Monthly	(12,396)
	CMBX NA BBB-.6 Index	BBB-/P	33,598	242,000	35,889	5/11/63	300 bp — Monthly	(2,149)
	CMBX NA BBB-.6 Index	BBB-/P	12,675	243,000	36,037	5/11/63	300 bp — Monthly	(23,220)
	CMBX NA BBB-.6 Index	BBB-/P	42,341	380,000	56,354	5/11/63	300 bp — Monthly	(13,791)
	CMBX NA BBB-.6 Index	BBB-/P	31,659	382,000	56,651	5/11/63	300 bp — Monthly	(24,769)
	CMBX NA BBB-.6 Index	BBB-/P	73,620	680,000	100,844	5/11/63	300 bp — Monthly	(26,827)
	CMBX NA BBB-.6 Index	BBB-/P	54,650	727,000	107,814	5/11/63	300 bp — Monthly	(52,741)
	CMBX NA BBB-.6 Index	BBB-/P	85,029	762,000	113,005	5/11/63	300 bp — Monthly	(27,531)
	CMBX NA BBB-.6 Index	BBB-/P	85,029	762,000	113,005	5/11/63	300 bp — Monthly	(27,531)
	CMBX NA BBB-.6 Index	BBB-/P	149,817	1,359,000	201,540	5/11/63	300 bp — Monthly	(50,930)
	CMBX NA BBB-.7 Index	BBB-/P	202,759	2,909,000	302,827	1/17/47	300 bp — Monthly	(98,371)
	CMBX NA BBB-.7 Index	BBB-/P	502,473	6,798,000	707,672	1/17/47	300 bp — Monthly	(201,233)

	JPMorgan Securities LLC
	CMBX NA A.6 Index	A/P	20,595	718,000	29,797	5/11/63	200 bp — Monthly	(8,923)
	CMBX NA A.6 Index	A/P	643,597	10,000,000	415,000	5/11/63	200 bp — Monthly	232,486
	CMBX NA BBB-.6 Index	BBB-/P	40,555	261,000	38,706	5/11/63	300 bp — Monthly	2,001
	CMBX NA BBB-.6 Index	BBB-/P	45,235	397,000	58,875	5/11/63	300 bp — Monthly	(13,408)
	CMBX NA BBB-.6 Index	BBB-/P	63,259	564,000	83,641	5/11/63	300 bp — Monthly	(20,053)
	CMBX NA BBB-.6 Index	BBB-/P	81,201	576,000	85,421	5/11/63	300 bp — Monthly	(3,884)
	CMBX NA BBB-.6 Index	BBB-/P	76,250	610,000	90,463	5/11/63	300 bp — Monthly	(13,857)
	CMBX NA BBB-.6 Index	BBB-/P	75,357	664,000	98,471	5/11/63	300 bp — Monthly	(22,727)
	CMBX NA BBB-.6 Index	BBB-/P	74,688	680,000	100,844	5/11/63	300 bp — Monthly	(25,759)
	CMBX NA BBB-.6 Index	BBB-/P	108,628	992,000	147,114	5/11/63	300 bp — Monthly	(37,907)
	CMBX NA BBB-.6 Index	BBB-/P	153,394	1,298,000	192,493	5/11/63	300 bp — Monthly	(38,342)
	CMBX NA BBB-.6 Index	BBB-/P	791,683	4,500,000	667,350	5/11/63	300 bp — Monthly	126,958

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.6 Index	BBB-/P	137,772	996,000	147,707	5/11/63	300 bp — Monthly	(9,354)

	Upfront premium received		5,151,799			Unrealized appreciation		369,209

	Upfront premium (paid)		—			Unrealized (depreciation)		(1,452,287)

	Total		$5,151,799				Total	$(1,083,078)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018.Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	OTC CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)
	Swap counterparty/referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	Citigroup Global Markets, Inc.
	CMBX NA BB.7 Index	$(24,657)	$151,000	$27,633	1/17/47	(500 bp) — Monthly	$2,830
	CMBX NA BB.7 Index	(23,716)	151,000	27,633	1/17/47	(500 bp) — Monthly	3,771

	Credit Suisse International
	CMBX NA BB.7 Index	(43,385)	2,458,000	591,886	5/11/63	(500 bp) — Monthly	546,112
	CMBX NA BB.7 Index	(148,203)	901,000	164,883	1/17/47	(500 bp) — Monthly	15,804

	Goldman Sachs International
	CMBX NA BB.6 Index	(188,435)	1,842,000	443,554	5/11/63	(500 bp) — Monthly	253,328
	CMBX NA BB.7 Index	(24,666)	163,000	29,829	1/17/47	(500 bp) — Monthly	5,004
	CMBX NA BB.6 Index	(4,822)	33,000	7,946	5/11/63	(500 bp) — Monthly	3,093
	CMBX NA BB.7 Index	(105,883)	580,000	106,140	1/17/47	(500 bp) — Monthly	(307)
	CMBX NA BB.7 Index	(44,565)	272,000	49,776	1/17/47	(500 bp) — Monthly	4,946
	CMBX NA BB.7 Index	(44,127)	261,000	47,763	1/17/47	(500 bp) — Monthly	3,382
	CMBX NA BB.7 Index	(19,899)	98,000	17,934	1/17/47	(500 bp) — Monthly	(2,060)

	JPMorgan Securities LLC
	CMBX NA BB.6 Index	(30,448)	210,000	50,568	5/11/63	(500 bp) — Monthly	19,916
	CMBX NA BB.6 Index	(22,469)	169,000	40,695	5/11/63	(500 bp) — Monthly	18,062
	CMBX NA BB.6 Index	(15,102)	105,000	25,284	5/11/63	(500 bp) — Monthly	10,080
	CMBX NA BB.7 Index	(107,028)	580,000	106,140	1/17/47	(500 bp) — Monthly	(1,452)
	CMBX NA BB.7 Index	(71,862)	460,000	84,180	1/17/47	(500 bp) — Monthly	11,871
	CMBX NA BB.7 Index	(51,772)	324,000	59,292	1/17/47	(500 bp) — Monthly	7,205
	CMBX NA BB.7 Index	(50,145)	305,000	55,815	1/17/47	(500 bp) — Monthly	5,373
	CMBX NA BB.7 Index	(46,491)	297,000	54,351	1/17/47	(500 bp) — Monthly	7,571
	CMBX NA BB.7 Index	(41,089)	253,000	46,299	1/17/47	(500 bp) — Monthly	4,964
	CMBX NA BB.7 Index	(23,716)	151,000	27,633	1/17/47	(500 bp) — Monthly	3,771
	CMBX NA BB.7 Index	(17,804)	104,000	19,032	1/17/47	(500 bp) — Monthly	1,127
	CMBX NA BB.7 Index	(12,303)	81,000	14,823	1/17/47	(500 bp) — Monthly	2,441
	CMBX NA BBB-.7 Index	(284,208)	2,591,000	269,723	1/17/47	(300 bp) — Monthly	(15,997)
	CMBX NA BBB-.7 Index	(64,277)	576,000	59,962	1/17/47	(300 bp) — Monthly	(4,651)
	CMBX NA BBB-.7 Index	(16,838)	313,000	32,583	1/17/47	(300 bp) — Monthly	15,562
	CMBX NA BBB-.7 Index	(27,341)	261,000	27,170	1/17/47	(300 bp) — Monthly	(324)

	Morgan Stanley & Co. International PLC
	CMBX NA BBB-.7 Index	(101,480)	996,000	103,684	1/17/47	(300 bp) — Monthly	1,622

	Upfront premium received	—			Unrealized appreciation		947,835

	Upfront premium (paid)	(1,656,731)			Unrealized (depreciation)		(24,791)

	Total	$(1,656,731)				Total	$923,044

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION SOLD at 1/31/18 (Unaudited)

	Referenced debt*	Rating***	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments received by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	B+/P	$(504,038)	$6,400,000	$535,520	12/20/22	500 bp — Quarterly	$69,704

	Total		$(504,038)					$69,704

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

***	Ratings are presented for credit default contracts in which the fund has sold protection on the underlying referenced debt. Ratings for an underlying index represent the average of the ratings of all the securities included in that index. The Moody's, Standard & Poor's or Fitch ratings are believed to be the most recent ratings available at January 31, 2018. Securities rated by Fitch are indicated by "/F." Securities rated by Putnam are indicated by "/P." The Putnam rating categories are comparable to the Standard & Poor’s classifications.

	CENTRALLY CLEARED CREDIT DEFAULT CONTRACTS OUTSTANDING — PROTECTION PURCHASED at 1/31/18 (Unaudited)

	Referenced debt*	Upfront premium received (paid)**	Notional amount	Value	Termination date	Payments (paid) by fund	Unrealized appreciation/ (depreciation)

	NA HY Series 29 Index	$4,176,566	$56,060,000	$4,690,820	12/20/22	(500 bp) — Quarterly	$(849,057)

	Total	$4,176,566					$(849,057)

*	Payments related to the referenced debt are made upon a credit default event.

**	Upfront premium is based on the difference between the original spread on issue and the market spread on day of execution.

Key to holding's currency abbreviations
ARS	Argentine Peso
AUD	Australian Dollar
BRL	Brazilian Real
CAD	Canadian Dollar
CHF	Swiss Franc
EUR	Euro
GBP	British Pound
NOK	Norwegian Krone
NZD	New Zealand Dollar
SEK	Swedish Krona
Key to holding's abbreviations
ADR	American Depository Receipts: represents ownership of foreign securities on deposit with a custodian bank
bp	Basis Points
DAC	Designated Activity Company
ETF	Exchange Traded Fund
FRB	Floating Rate Bonds: the rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
FRN	Floating Rate Notes: the rate shown is the current interest rate or yield at the close of the reporting period. Rates may be subject to a cap or floor. For certain securities, the rate may represent a fixed rate currently in place at the close of the reporting period.
IFB	Inverse Floating Rate Bonds, which are securities that pay interest rates that vary inversely to changes in the market interest rates. As interest rates rise, inverse floaters produce less current income. The rate shown is the current interest rate at the close of the reporting period. Rates may be subject to a cap or floor.
IO	Interest Only
OJSC	Open Joint Stock Company
PJSC	Public Joint Stock Company
PO	Principal Only
REGS	Securities sold under Regulation S may not be offered, sold or delivered within the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933.
SPDR	S&P Depository Receipts
TBA	To Be Announced Commitments

	Notes to the fund's portfolio
	Unless noted otherwise, the notes to the fund's portfolio are for the close of the fund's reporting period, which ran from November 1, 2017 through January 31, 2018 (the reporting period). Within the following notes to the portfolio, references to "Putnam Management" represent Putnam Investment Management, LLC, the fund's manager, an indirect wholly-owned subsidiary of Putnam Investments, LLC, references to "ASC 820" represent Accounting Standards Codification 820 Fair Value Measurements and Disclosures and references to "OTC", if any, represent over-the-counter.
(a)	Percentages indicated are based on net assets of $926,444,119.
(CLN)	The value of the commodity linked notes, which are marked to market daily, may be based on a multiple of the performance of the index. The multiple (or leverage) will increase the volatility of the note's value relative to the change in the underlying index.
(NON)	This security is non-income-producing.
(AFF)	Affiliated company. For investments in Putnam Cash Collateral Pool, LLC and Putnam Short Term Investment Fund, the rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period. Transactions during the period with any company which is under common ownership or control were as follows:
	Name of affiliate	Fair value as of 10/31/17	Purchase cost	Sale proceeds	Investment income	Shares outstanding and fair value as of 1/31/18

	Short-term investments
	Putnam Cash Collateral Pool, LLC*#	$32,747,700	$92,347,300	$120,182,375	$66,148	$4,912,625
	Putnam Short Term Investment Fund**	186,381,632	16,000,000	17,000,000	622,030	185,381,632

	Total Short-term investments	$219,129,332	$108,347,300	$137,182,375	$688,178	$190,294,257
	* No management fees are charged to Putnam Cash Collateral Pool, LLC. There were no realized or unrealized gains or losses during the period.
	# The fund may lend securities, through its agent, to qualified borrowers in order to earn additional income. The loans are collateralized by cash in an amount at least equal to the fair value of the securities loaned. The fair value of securities loaned is determined daily and any additional required collateral is allocated to the fund on the next business day. The remaining maturities of the securities lending transactions are considered overnight and continuous. The risk of borrower default will be borne by the fund's agent; the fund will bear the risk of loss with respect to the investment of the cash collateral. The fund received cash collateral of $4,912,625, which is invested in Putnam Cash Collateral Pool, LLC, a limited liability company managed by an affiliate of Putnam Management. Investments in Putnam Cash Collateral Pool, LLC are valued at its closing net asset value each business day. There are no management fees charged to Putnam Cash Collateral Pool, LLC. The rate quoted in the security description is the annualized 7-day yield at the close of the reporting period. At the close of the reporting period, the value of securities loaned amounted to $4,875,411.
	** Management fees charged to Putnam Short Term Investment Fund have been waived by Putnam Management. There were no realized or unrealized gains or losses during the period.
(SEG)	This security, in part or in entirety, was pledged and segregated with the broker to cover margin requirements for futures contracts at the close of the reporting period. Collateral at period end totaled $5,084,907.
(SEGSF)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on certain derivative contracts at the close of the reporting period. Collateral at period end totaled $38,511,236.
(SEGCCS)	This security, in part or in entirety, was pledged and segregated with the custodian for collateral on the initial margin on certain centrally cleared derivative contracts at the close of the reporting period. Collateral at period end totaled $7,735,558.
(c)	Senior loans are exempt from registration under the Securities Act of 1933, as amended, but contain certain restrictions on resale and cannot be sold publicly. These loans pay interest at rates which adjust periodically. The interest rates shown for senior loans are the current interest rates at the close of the reporting period. Senior loans are also subject to mandatory and/or optional prepayment which cannot be predicted. As a result, the remaining maturity may be substantially less than the stated maturity shown. Senior loans are purchased or sold on a when-issued or delayed delivery basis and may be settled a month or more after the trade date, which from time to time can delay the actual investment of available cash balances; interest income is accrued based on the terms of the securities.
	Senior loans can be acquired through an agent, by assignment from another holder of the loan, or as a participation interest in another holder's portion of the loan. When the fund invests in a loan or participation, the fund is subject to the risk that an intermediate participant between the fund and the borrower will fail to meet its obligations to the fund, in addition to the risk that the borrower under the loan may default on its obligations.
(i)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts.
(P)	This security was pledged, or purchased with cash that was pledged, to the fund for collateral on certain derivative contracts. The rate quoted in the security description is the annualized 7-day yield of the fund at the close of the reporting period.
(R)	Real Estate Investment Trust.
(S)	This security is on loan, in part or in entirety, at the close of the reporting period.
(WAC)	The rate shown represents the weighted average coupon associated with the underlying mortgage pools. Rates may be subject to a cap or floor.
	At the close of the reporting period, the fund maintained liquid assets totaling $122,782,175 to cover certain derivative contracts and delayed delivery securities.
	Unless otherwise noted, the rates quoted in Short-term investments security descriptions represent the weighted average yield to maturity.
	Debt obligations are considered secured unless otherwise indicated.
	144A after the name of an issuer represents securities exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers.
	The dates shown on debt obligations are the original maturity dates.
	DIVERSIFICATION BY COUNTRY

	Distribution of investments by country of risk at the close of the reporting period, excluding collateral received, if any (as a percentage of Portfolio Value):
	United States	77.0%
	China	4.5
	United Kingdom	2.6
	South Korea	2.1
	Germany	1.7
	Taiwan	1.3
	Canada	1.2
	Japan	1.2
	South Africa	1.1
	India	1.1
	Brazil	1.0
	Sweden	0.9
	Portugal	0.8
	Thailand	0.7
	Indonesia	0.6
	Turkey	0.5
	Other	1.7

	Total	100.0%
	Security valuation: Portfolio securities and other investments are valued using policies and procedures adopted by the Board of Trustees. The Trustees have formed a Pricing Committee to oversee the implementation of these procedures and have delegated responsibility for valuing the fund's assets in accordance with these procedures to Putnam Management. Putnam Management has established an internal Valuation Committee that is responsible for making fair value determinations, evaluating the effectiveness of the pricing policies of the fund and reporting to the Pricing Committee.
	Investments for which market quotations are readily available are valued at the last reported sales price on their principal exchange, or official closing price for certain markets, and are classified as Level 1 securities under ASC 820. If no sales are reported, as in the case of some securities that are traded OTC, a security is valued at its last reported bid price and is generally categorized as a Level 2 security.
	Investments in open-end investment companies (excluding exchange-traded funds), if any, which can be classified as Level 1 or Level 2 securities, are valued based on their net asset value. The net asset value of such investment companies equals the total value of their assets less their liabilities and divided by the number of their outstanding shares.
	Market quotations are not considered to be readily available for certain debt obligations (including short-term investments with remaining maturities of 60 days or less) and other investments; such investments are valued on the basis of valuations furnished by an independent pricing service approved by the Trustees or dealers selected by Putnam Management. Such services or dealers determine valuations for normal institutional-size trading units of such securities using methods based on market transactions for comparable securities and various relationships, generally recognized by institutional traders, between securities (which consider such factors as security prices, yields, maturities and ratings). These securities will generally be categorized as Level 2.
	Many securities markets and exchanges outside the U.S. close prior to the scheduled close of the New York Stock Exchange and therefore the closing prices for securities in such markets or on such exchanges may not fully reflect events that occur after such close but before the scheduled close of the New York Stock Exchange. Accordingly, on certain days, the fund will fair value certain foreign equity securities taking into account multiple factors including movements in the U.S. securities markets, currency valuations and comparisons to the valuation of American Depository Receipts, exchange-traded funds and futures contracts. The foreign equity securities, which would generally be classified as Level 1 securities, will be transferred to Level 2 of the fair value hierarchy when they are valued at fair value. The number of days on which fair value prices will be used will depend on market activity and it is possible that fair value prices will be used by the fund to a significant extent. Securities quoted in foreign currencies, if any, are translated into U.S. dollars at the current exchange rate.
	To the extent a pricing service or dealer is unable to value a security or provides a valuation that Putnam Management does not believe accurately reflects the security's fair value, the security will be valued at fair value by Putnam Management in accordance with policies and procedures approved by the Trustees. Certain investments, including certain restricted and illiquid securities and derivatives, are also valued at fair value following procedures approved by the Trustees. These valuations consider such factors as significant market or specific security events such as interest rate or credit quality changes, various relationships with other securities, discount rates, U.S. Treasury, U.S. swap and credit yields, index levels, convexity exposures, recovery rates, sales and other multiples and resale restrictions. These securities are classified as Level 2 or as Level 3 depending on the priority of the significant inputs.
	To assess the continuing appropriateness of fair valuations, the Valuation Committee reviews and affirms the reasonableness of such valuations on a regular basis after considering all relevant information that is reasonably available. Such valuations and procedures are reviewed periodically by the Trustees. The fair value of securities is generally determined as the amount that the fund could reasonably expect to realize from an orderly disposition of such securities over a reasonable period of time. By its nature, a fair value price is a good faith estimate of the value of a security in a current sale and does not reflect an actual market price, which may be different by a material amount.
	Repurchase agreements: The fund, or any joint trading account, through its custodian, receives delivery of the underlying securities, the fair value of which at the time of purchase is required to be in an amount at least equal to the resale price, including accrued interest. Collateral for certain tri-party repurchase agreements, which totaled $196,050,724, is held at the counterparty's custodian in a segregated account for the benefit of the fund and the counterparty. Putnam Management is responsible for determining that the value of these underlying securities is at all times at least equal to the resale price, including accrued interest. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings.
	Stripped securities: The fund may invest in stripped securities which represent a participation in securities that may be structured in classes with rights to receive different portions of the interest and principal. Interest-only securities receive all of the interest and principal-only securities receive all of the principal. If the interest-only securities experience greater than anticipated prepayments of principal, the fund may fail to recoup fully its initial investment in these securities. Conversely, principal-only securities increase in value if prepayments are greater than anticipated and decline if prepayments are slower than anticipated. The fair value of these securities is highly sensitive to changes in interest rates.
	Options contracts: The fund used options contracts to hedge duration and convexity, to isolate prepayment risk, to gain exposure to interest rates, to hedge against changes in values of securities it owns, owned or expects to own, to hedge prepayment risk, to generate additional income for the portfolio, to enhance the return on securities owned, to gain exposure to securities and to manage downside risks.
	The potential risk to the fund is that the change in value of options contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. Realized gains and losses on purchased options are included in realized gains and losses on investment securities. If a written call option is exercised, the premium originally received is recorded as an addition to sales proceeds. If a written put option is exercised, the premium originally received is recorded as a reduction to the cost of investments.
	Exchange-traded options are valued at the last sale price or, if no sales are reported, the last bid price for purchased options and the last ask price for written options. OTC traded options are valued using prices supplied by dealers.
	Options on swaps are similar to options on securities except that the premium paid or received is to buy or grant the right to enter into a previously agreed upon interest rate or credit default contract. Forward premium swap options contracts include premiums that have extended settlement dates. The delayed settlement of the premiums is factored into the daily valuation of the option contracts. In the case of interest rate cap and floor contracts, in return for a premium, ongoing payments between two parties are based on interest rates exceeding a specified rate, in the case of a cap contract, or falling below a specified rate in the case of a floor contract.
	For the fund's average contract amount on options contracts, see the appropriate table at the end of these footnotes.
	Futures contracts: The fund used futures contracts to manage exposure to market risk, to hedge prepayment risk, to hedge interest rate risk, to gain exposure to interest rates and to equitize cash.
	The potential risk to the fund is that the change in value of futures contracts may not correspond to the change in value of the hedged instruments. In addition, losses may arise from changes in the value of the underlying instruments, if there is an illiquid secondary market for the contracts, if interest or exchange rates move unexpectedly or if the counterparty to the contract is unable to perform. With futures, there is minimal counterparty credit risk to the fund since futures are exchange traded and the exchange's clearinghouse, as counterparty to all exchange traded futures, guarantees the futures against default. When the contract is closed, the fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.
	Futures contracts are valued at the quoted daily settlement prices established by the exchange on which they trade. The fund and the broker agree to exchange an amount of cash equal to the daily fluctuation in the value of the futures contract. Such receipts or payments are known as "variation margin".
	For the fund's average number of futures contracts, see the appropriate table at the end of these footnotes.
	Forward currency contracts: The fund buys and sells forward currency contracts, which are agreements between two parties to buy and sell currencies at a set price on a future date. These contracts were used to hedge foreign exchange risk and to gain exposure to currencies.
	The U.S. dollar value of forward currency contracts is determined using current forward currency exchange rates supplied by a quotation service. The fair value of the contract will fluctuate with changes in currency exchange rates. The contract is marked to market daily and the change in fair value is recorded as an unrealized gain or loss. The fund records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed when the contract matures or by delivery of the currency. The fund could be exposed to risk if the value of the currency changes unfavorably, if the counterparties to the contracts are unable to meet the terms of their contracts or if the fund is unable to enter into a closing position.
	For the fund's average contract amount on forward currency contracts, see the appropriate table at the end of these footnotes.
	Interest rate swap contracts: The fund entered into OTC and/or centrally cleared interest rate swap contracts, which are arrangements between two parties to exchange cash flows based on a notional principal amount, to hedge interest rate risk, to gain exposure on interest rates and to hedge prepayment risk.
	An OTC and centrally cleared interest rate swap can be purchased or sold with an upfront premium. For OTC interest rate swap contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. OTC and centrally cleared interest rate swap contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change is recorded as an unrealized gain or loss on OTC interest rate swaps. Daily fluctuations in the value of centrally cleared interest rate swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments, including upfront premiums, received or made are recorded as realized gains or losses at the reset date or the closing of the contract. Certain OTC and centrally cleared interest rate swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract.
	The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or if the counterparty defaults, in the case of OTC interest rate contracts, or the central clearing agency or a clearing member defaults, in the case of centrally cleared interest rate swap contracts, on its respective obligation to perform under the contract. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC interest rate swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared interest rate swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared interest rate swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on interest rate swap contracts, see the appropriate table at the end of these footnotes.
	Total return swap contracts: The fund entered into OTC and/or centrally cleared total return swap contracts, which are arrangements to exchange a market-linked return for a periodic payment, both based on a notional principal amount, to hedge sector exposure, to manage exposure to specific sectors or industries, to manage exposure to specific securities, to gain exposure to a basket of securities, to gain exposure to specific markets or countries and to gain exposure to specific sectors or industries.
	To the extent that the total return of the security, index or other financial measure underlying the transaction exceeds or falls short of the offsetting interest rate obligation, the fund will receive a payment from or make a payment to the counterparty. OTC and/or centrally cleared total return swap contracts are marked to market daily based upon quotations from an independent pricing service or market maker. Any change is recorded as an unrealized gain or loss on OTC total return swaps. Daily fluctuations in the value of centrally cleared total return swaps are settled through a central clearing agent and are recorded as unrealized gain or loss. Payments received or made are recorded as realized gains or losses. Certain OTC and/or centrally cleared total return swap contracts may include extended effective dates. Payments related to these swap contracts are accrued based on the terms of the contract. The fund could be exposed to credit or market risk due to unfavorable changes in the fluctuation of interest rates or in the price of the underlying security or index, the possibility that there is no liquid market for these agreements or that the counterparty may default on its obligation to perform. The fund's maximum risk of loss from counterparty risk or central clearing risk is the fair value of the contract. This risk may be mitigated for OTC total return swap contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared total return swap contracts through the daily exchange of variation margin. There is minimal counterparty risk with respect to centrally cleared total return swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default.
	For the fund's average notional amount on total return swap contracts, see the appropriate table at the end of these footnotes.
	Credit default contracts: The fund entered into OTC and/or centrally cleared credit default contracts to hedge credit risk, to hedge market risk and to gain exposure on individual names and/or baskets of securities.
	In OTC and centrally cleared credit default contracts, the protection buyer typically makes a periodic stream of payments to a counterparty, the protection seller, in exchange for the right to receive a contingent payment upon the occurrence of a credit event on the reference obligation or all other equally ranked obligations of the reference entity. Credit events are contract specific but may include bankruptcy, failure to pay, restructuring and obligation acceleration. For OTC credit default contracts, an upfront payment received by the fund is recorded as a liability on the fund's books. An upfront payment made by the fund is recorded as an asset on the fund's books. Centrally cleared credit default contracts provide the same rights to the protection buyer and seller except the payments between parties, including upfront premiums, are settled through a central clearing agent through variation margin payments. Upfront and periodic payments received or paid by the fund for OTC and centrally cleared credit default contracts are recorded as realized gains or losses at the reset date or close of the contract. The OTC and centrally cleared credit default contracts are marked to market daily based upon quotations from an independent pricing service or market makers. Any change in value of OTC credit default contracts is recorded as an unrealized gain or loss. Daily fluctuations in the value of centrally cleared credit default contracts are recorded as unrealized gain or loss. Upon the occurrence of a credit event, the difference between the par value and fair value of the reference obligation, net of any proportional amount of the upfront payment, is recorded as a realized gain or loss.
	In addition to bearing the risk that the credit event will occur, the fund could be exposed to market risk due to unfavorable changes in interest rates or in the price of the underlying security or index or the possibility that the fund may be unable to close out its position at the same time or at the same price as if it had purchased the underlying reference obligations. In certain circumstances, the fund may enter into offsetting OTC and centrally cleared credit default contracts which would mitigate its risk of loss. The fund's maximum risk of loss from counterparty risk, either as the protection seller or as the protection buyer, is the fair value of the contract. This risk may be mitigated for OTC credit default contracts by having a master netting arrangement between the fund and the counterparty and for centrally cleared credit default contracts through the daily exchange of variation margin. Counterparty risk is further mitigated with respect to centrally cleared credit default swap contracts due to the clearinghouse guarantee fund and other resources that are available in the event of a clearing member default. Where the fund is a seller of protection, the maximum potential amount of future payments the fund may be required to make is equal to the notional amount.
	For the fund's average notional amount on credit default contracts, see the appropriate table at the end of these footnotes.
	TBA commitments: The fund may enter into TBA (to be announced) commitments to purchase securities for a fixed unit price at a future date beyond customary settlement time. Although the unit price and par amount have been established, the actual securities have not been specified. However, it is anticipated that the amount of the commitments will not significantly differ from the principal amount. The fund holds, and maintains until settlement date, cash or high-grade debt obligations in an amount sufficient to meet the purchase price, or the fund may enter into offsetting contracts for the forward sale of other securities it owns. Income on the securities will not be earned until settlement date.
	The fund may also enter into TBA sale commitments to hedge its portfolio positions to sell mortgage-backed securities it owns under delayed delivery arrangements or to take a short position in mortgage-backed securities. Proceeds of TBA sale commitments are not received until the contractual settlement date. During the time a TBA sale commitment is outstanding, either equivalent deliverable securities, or an offsetting TBA purchase commitment deliverable on or before the sale commitment date, are held as "cover" for the transaction, or other liquid assets in an amount equal to the notional value of the TBA sale commitment are segregated. If the TBA sale commitment is closed through the acquisition of an offsetting TBA purchase commitment, the fund realizes a gain or loss. If the fund delivers securities under the commitment, the fund realizes a gain or a loss from the sale of the securities based upon the unit price established at the date the commitment was entered into.
	TBA commitments, which are accounted for as purchase and sale transactions, may be considered securities themselves, and involve a risk of loss due to changes in the value of the security prior to the settlement date as well as the risk that the counterparty to the transaction will not perform its obligations. Counterparty risk is mitigated by having a master agreement between the fund and the counterparty.
	Unsettled TBA commitments are valued at their fair value according to the procedures described under "Security valuation" above. The contract is marked to market daily and the change in fair value is recorded by the fund as an unrealized gain or loss. Based on market circumstances, Putnam Management will determine whether to take delivery of the underlying securities or to dispose of the TBA commitments prior to settlement.
	Master agreements: The fund is a party to ISDA (International Swaps and Derivatives Association, Inc.) Master Agreements that govern OTC derivative and foreign exchange contracts and Master Securities Forward Transaction Agreements that govern transactions involving mortgage-backed and other asset-backed securities that may result in delayed delivery (Master Agreements) with certain counterparties entered into from time to time. The Master Agreements may contain provisions regarding, among other things, the parties' general obligations, representations, agreements, collateral requirements, events of default and early termination. With respect to certain counterparties, in accordance with the terms of the Master Agreements, collateral posted to the fund is held in a segregated account by the fund's custodian and, with respect to those amounts which can be sold or repledged, are presented in the fund's portfolio.
	Collateral pledged by the fund is segregated by the fund's custodian and identified in the fund's portfolio. Collateral can be in the form of cash or debt securities issued by the U.S. Government or related agencies or other securities as agreed to by the fund and the applicable counterparty. Collateral requirements are determined based on the fund's net position with each counterparty.
	With respect to ISDA Master Agreements, termination events applicable to the fund may occur upon a decline in the fund's net assets below a specified threshold over a certain period of time. Termination events applicable to counterparties may occur upon a decline in the counterparty's long-term or short-term credit ratings below a specified level. In each case, upon occurrence, the other party may elect to terminate early and cause settlement of all derivative and foreign exchange contracts outstanding, including the payment of any losses and costs resulting from such early termination, as reasonably determined by the terminating party. Any decision by one or more of the fund's counterparties to elect early termination could impact the fund's future derivative activity.
	At the close of the reporting period, the fund had a net liability position of $33,152,883 on open derivative contracts subject to the Master Agreements. Collateral posted by the fund at period end for these agreements totaled $38,511,236 and may include amounts related to unsettled agreements.

ASC 820 establishes a three-level hierarchy for disclosure of fair value measurements. The valuation hierarchy is based upon the transparency of inputs to the valuation of the fund's investments. The three levels are defined as follows:
Level 1: Valuations based on quoted prices for identical securities in active markets.
Level 2: Valuations based on quoted prices in markets that are not active or for which all significant inputs are observable, either directly or indirectly.
Level 3: Valuations based on inputs that are unobservable and significant to the fair value measurement.
The following is a summary of the inputs used to value the fund's net assets as of the close of the reporting period:
		Valuation inputs

Investments in securities:	Level 1	Level 2	Level 3
Common stocks*:
Basic materials	$13,233,692	$—	$—
Capital goods	3,809,469	—	—
Communication services	14,870,966	—	—
Consumer cyclicals	17,153,262	—	—
Consumer staples	3,487,323	—	—
Energy	6,221,508	—	—
Financials	35,331,473	—	—
Health care	2,906,272	—	—
Technology	32,184,189	—	—
Transportation	2,109,104	—	—
Utilities and power	5,973,932	9,478	—
Total common stocks	137,281,190	9,478	—
Asset-backed securities	—	1,523,667	—
Commodity linked notes	—	60,592,012	—
Corporate bonds and notes	—	30,683,732	—
Foreign government and agency bonds and notes	—	7,350,002
Investment companies	75,571,369	—	—
Mortgage-backed securities	—	60,335,882	—
Purchased options outstanding	—	3,137,051	—
Purchased swap options outstanding	—	724,578	—
Senior loans	—	32,229,411	—
U.S. government and agency mortgage obligations	—	145,148,476	—
U.S. treasury obligations	—	152,146	—
Warrants	—	1,687,649	—
Short-term investments	188,631,632	365,057,345	—

Totals by level	$401,484,191	$708,631,429	$—

		Valuation inputs

Other financial instruments:	Level 1	Level 2	Level 3

Forward currency contracts	$—	$(1,726,931)	$—
Futures contracts	102,630	—	—
Written options outstanding	—	(473,502)	—
Written swap options outstanding	—	(1,082,016)	—
Forward premium swap option contracts	—	739	—
TBA sale commitments	—	(93,637,043)	—
Interest rate swap contracts	—	(2,753,351)	—
Total return swap contracts	—	(26,910,616)	—
Credit default contracts	—	(8,106,983)	—

Totals by level	$102,630	$(134,689,703)	$—

* Common stock classifications are presented at the sector level, which may differ from the fund's portfolio presentation.

During the reporting period, transfers within the fair value hierarchy, if any (other than certain transfers involving non-U.S. equity securities as described in the Security valuation note above), did not represent, in the aggregate, more than 1% of the fund's net assets measured as of the end of the period. Transfers are accounted for using the end of period pricing valuation method.
Fair Value of Derivative Instruments as of the close of the reporting period
	Asset derivatives	Liability derivatives

Derivatives not accounted for as hedging instruments under ASC 815	Fair value	Fair value
Credit contracts	$3,153,517	$11,260,500
Foreign exchange contracts	3,294,780	5,021,711
Equity contracts	21,718,814	40,642,907
Interest rate contracts	7,447,264	14,090,009

Total	$35,614,375	$71,015,127

The volume of activity for the reporting period for any derivative type that was held at the close of the period is listed below and was based on an average of the holdings of that derivative at the end of each fiscal quarter in the reporting period:
Purchased equity option contracts (contract amount)		$4,300,000
Purchased currency option contracts (contract amount)		$17,500,000
Purchased swap option contracts (contract amount)		$204,500,000
Written equity option contracts (contract amount)		$2,000,000
Written currency option contracts (contract amount)		$17,500,000
Written swap option contracts (contract amount)		$166,300,000
Futures contracts (number of contracts)		2,000
Forward currency contracts (contract amount)		$414,200,000
Centrally cleared interest rate swap contracts (notional)		$730,800,000
OTC total return swap contracts (notional)		$1,920,500,000
OTC credit default contracts (notional)		$67,400,000
Centrally cleared credit default contracts (notional)		$73,500,000
Warrants (number of warrants)		1,000,000

For additional information regarding the fund please see the fund's most recent annual or semiannual shareholder report filed on the Securities and Exchange Commission's Web site, www.sec.gov, or visit Putnam's Individual Investor Web site at www.putnaminvestments.com

Item 2. Controls and Procedures:

(a) The registrant's principal executive officer and principal financial officer have concluded, based on their evaluation of the effectiveness of the design and operation of the registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the design and operation of such procedures are generally effective to provide reasonable assurance that information required to be disclosed by the registrant in this report is recorded, processed, summarized and reported within the time periods specified in the Commission's rules and forms.

(b) Changes in internal control over financial reporting: Not applicable

Item 3. Exhibits:

Separate certifications for the principal executive officer and principal financial officer of the registrant as required by Rule 30a-2(a) under the Investment Company Act of 1940, as amended, are filed herewith.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Putnam Funds Trust

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Accounting Officer Date: March 28, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By (Signature and Title):

/s/ Jonathan S. Horwitz Jonathan S. Horwitz Principal Executive Officer Date: March 28, 2018

By (Signature and Title):

/s/ Janet C. Smith Janet C. Smith Principal Financial Officer Date: March 28, 2018